UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07142

GE FUNDS

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 12/31/10

Item 1.	Schedule of Investments

GE U.S. Equity Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Fair Value
Common Stock—96.5% †
Advertising—1.5%
Omnicom Group Inc.	111,125	$5,089,525

Aerospace & Defense—3.2%
CAE Inc.	151,233	1,751,816
Hexcel Corp.	49,621	897,644	(a)
Honeywell International Inc.	96,460	5,127,814
Rockwell Collins Inc.	21,288	1,240,239
United Technologies Corp.	20,583	1,620,294
		10,637,807

Agricultural Products—0.5%
Archer-Daniels-Midland Co.	51,135	1,538,141

Air Freight & Logistics—0.3%
FedEx Corp.	11,504	1,069,987

Asset Management & Custody Banks—4.3%
Ameriprise Financial Inc.	42,181	2,427,517
Invesco Ltd.	141,419	3,402,541
State Street Corp.	145,277	6,732,136	(e,h)
The Bank of New York Mellon Corp.	62,513	1,887,893
		14,450,087

Automobile Manufacturers—0.1%
O’Reilly Automotive Inc.	6,827	412,487

Biotechnology—3.9%
Amgen Inc.	121,734	6,683,197	(a,h)
Gilead Sciences Inc.	176,563	6,398,643	(a)
		13,081,840

Cable & Satellite—1.0%
DIRECTV	53,585	2,139,649	(a)
Liberty Global Inc.	38,698	1,311,475	(a)
		3,451,124

Coal & Consumable Fuels—0.2%
Peabody Energy Corp.	10,583	677,100

Communications Equipment—4.6%
Cisco Systems Inc.	290,725	5,881,367	(a)
QUALCOMM Inc.	166,836	8,256,714
Research In Motion Ltd.	18,203	1,058,140	(a)
		15,196,221

Computer Hardware—2.7%
Apple Inc.	24,563	7,923,041	(a)
Hewlett-Packard Co.	26,047	1,096,579
		9,019,620

Construction & Farm Machinery & Heavy Trucks—1.0%
Cummins Inc.	9,834	1,081,838
Deere & Co.	21,954	1,823,280
Navistar International Corp.	8,465	490,208	(a)
		3,395,326

Consumer Finance—0.6%
American Express Co.	23,008	987,503
Capital One Financial Corp.	20,426	869,331
		1,856,834

Data Processing & Outsourced Services—3.0%
The Western Union Co.	277,910	5,160,789
Visa Inc.	68,206	4,800,338
		9,961,127

Department Stores—0.2%
Macy’s Inc.	28,652	724,896

Diversified Financial Services—4.8%
Bank of America Corp.	254,730	3,398,098
Citigroup Inc.	303,908	1,437,485	(a)
JPMorgan Chase & Co.	159,648	6,772,268
US BanCorp	22,326	602,132
Wells Fargo & Co.	120,053	3,720,443
		15,930,426

Diversified Metals & Mining—0.5%
Freeport-McMoRan Copper & Gold Inc.	15,090	1,812,158

Diversified Support Services—0.2%
Iron Mountain Inc.	30,753	769,133

Drug Retail—0.2%
CVS Caremark Corp.	17,257	600,026

Electric Utilities—1.2%
Edison International	14,571	562,441
Entergy Corp.	9,587	679,047
ITC Holdings Corp.	8,674	537,615
NextEra Energy Inc.	17,861	928,593
Northeast Utilities	40,971	1,306,156
		4,013,852

Electrical Components & Equipment—0.4%
Cooper Industries PLC	25,881	1,508,604

Electronic Components—0.3%
Corning Inc.	48,373	934,566

Fertilizers & Agricultural Chemicals—1.8%
Monsanto Co.	57,391	3,996,709
Potash Corporation of Saskatchewan Inc.	9,709	1,503,245
The Mosaic Co.	4,866	371,568
		5,871,522

General Merchandise Stores—1.5%
Target Corp.	82,320	4,949,902

Gold—0.2%
Barrick Gold Corp.	15,338	815,675

Healthcare Distributors—0.2%
Cardinal Health Inc.	17,256	661,077

Healthcare Equipment—2.6%
Becton Dickinson and Co.	4,985	421,332
Covidien PLC	130,790	5,971,871
ResMed Inc.	68,213	2,362,898	(a)
		8,756,101

Healthcare Services—2.0%
Express Scripts Inc.	88,412	4,778,669	(a)
Medco Health Solutions Inc.	8,820	540,401	(a)
Omnicare Inc.	50,233	1,275,416
		6,594,486
Home Improvement Retail—1.4%
Lowe’s companies Inc.	184,851	4,636,063

Home Building—0.1%
MDC Holdings Inc.	7,804	224,521

Home Furnishing Retail—0.2%
Bed Bath & Beyond Inc.	14,612	718,180	(a)

Hotels, Resorts & Cruise Lines—0.6%
Carnival Corp.	40,743	1,878,660

Household Products—1.9%
Clorox Co.	26,790	1,695,271
The Procter & Gamble Co.	71,730	4,614,391
		6,309,662

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	31,256	416,955	(a)
The AES Corp.	58,865	716,976	(a)
		1,133,931

Industrial Gases—1.1%
Praxair Inc.	39,753	3,795,219

Industrial Machinery—0.1%
Eaton Corp.	2,605	264,434

Integrated Oil & Gas—5.8%
Chevron Corp.	42,181	3,849,016
Exxon Mobil Corp.	92,702	6,778,370	(h)
Hess Corp.	15,054	1,152,233
Marathon Oil Corp.	26,843	993,996
Occidental Petroleum Corp.	12,360	1,212,516
Suncor Energy Inc.	137,677	5,271,652
		19,257,783

Integrated Telecommunication Services—1.3%
AT&T Inc.	82,978	2,437,894
Verizon Communications Inc.	48,373	1,730,786
		4,168,680

Internet Retail—0.1%
Amazon.com Inc.	1,795	323,100	(a)

Internet Software & Services—2.7%
Baidu Inc. ADR	42,008	4,055,032	(a)
Equinix Inc.	19,627	1,594,890	(a)
Google Inc.	5,462	3,244,264	(a)
		8,894,186

Investment Banking & Brokerage—2.4%
Morgan Stanley	40,931	1,113,732
The Goldman Sachs Group Inc.	40,204	6,760,705
		7,874,437

IT Consulting & Other Services—1.6%
International Business Machines Corp.	36,641	5,377,433

Life & Health Insurance—2.3%
Aflac Inc.	31,139	1,757,174

MetLife Inc.	26,419	1,174,060
Principal Financial Group Inc.	44,652	1,453,869
Prudential Financial Inc.	53,543	3,143,510
		7,528,613

Life Sciences Tools & Services—1.1%
Life Technologies Corp.	20,532	1,139,526	(a)
PerkinElmer Inc.	14,020	361,996
Thermo Fisher Scientific Inc.	41,657	2,306,131	(a)
		3,807,653
Movies & Entertainment—2.1%
News Corp.	114,606	1,668,663
The Walt Disney Co.	42,791	1,605,090
Time Warner Inc.	115,355	3,710,970
		6,984,723
Multi-Line Insurance—0.1%
Hartford Financial Services Group Inc.	7,150	189,403

Multi-Utilities—0.5%
Dominion Resources Inc.	37,210	1,589,611

Oil & Gas Equipment & Services—3.3%
Halliburton Co.	11,163	455,785
National Oilwell Varco Inc.	9,587	644,726
Schlumberger Ltd.	111,916	9,344,986
Weatherford International Ltd.	27,225	620,730	(a)
		11,066,227

Oil & Gas Exploration & Production—1.6%
Apache Corp.	33,098	3,946,275
Devon Energy Corp.	10,419	817,996
Southwestern Energy Co.	13,208	494,375	(a)
		5,258,646

Oil & Gas Storage & Transportation—0.7%
El Paso Corp.	129,244	1,778,397
Spectra Energy Corp.	24,186	604,408
		2,382,805

Packaged Foods & Meats—1.2%
Kraft Foods Inc.	96,820	3,050,798
McCormick & Company Inc.	8,052	374,660
Nestle S.A. ADR	7,669	451,091
		3,876,549

Pharmaceuticals—2.6%
Bristol-Myers Squibb Co.	69,602	1,843,061
Hospira Inc.	29,767	1,657,724	(a)
Johnson & Johnson	48,373	2,991,870
Novartis AG ADR	16,035	945,263
Pfizer Inc.	77,867	1,363,451
		8,801,369

Property & Casualty Insurance—0.5%
ACE Ltd.	24,542	1,527,739

Railroads—0.9%
Union Pacific Corp.	33,007	3,058,429

Real Estate Services—0.4%
CB Richard Ellis Group Inc. (REIT)	60,323	1,235,415	(a)

Regional Banks—0.1%
Regions Financial Corp.	41,166	288,162

Reinsurance—0.3%
PartnerRe Ltd.	14,505	1,165,477

Security & Alarm Services—0.4%
Corrections Corporation of America	56,930	1,426,666	(a)

Semiconductor Equipment—0.3%
KLA-Tencor Corp.	24,289	938,527

Semiconductors—2.5%
Intel Corp.	236,691	4,977,612
Microchip Technology Inc.	17,131	586,051
Texas Instruments Inc.	80,920	2,629,900
		8,193,563
Soft Drinks—2.5%
PepsiCo Inc.	127,166	8,307,755

Specialized Finance—2.0%
CME Group Inc.	20,251	6,515,759

Steel—1.8%
Allegheny Technologies Inc.	107,550	5,934,609

Systems Software—4.6%
Microsoft Corp.	395,759	11,049,591
Oracle Corp.	134,049	4,195,734
		15,245,325

Wireless Telecommunication Services—2.1%
American Tower Corp.	26,785	1,383,177	(a)
NII Holdings Inc.	126,498	5,649,401	(a)
		7,032,578

Total Common Stock		320,991,542
(Cost $271,770,503)

Exchange Traded Funds—1.7%
Financial Select Sector SPDR Fund	69,244	1,104,442	(p)
Industrial Select Sector SPDR Fund	124,124	4,331,928	(p)

Total Exchange Traded Funds		5,436,370
(Cost $5,762,560)

Other Investments—0.0%*
GEI Investment Fund		68,885	(k)
(Cost $72,511)

Total Investments in Securities		326,496,797
(Cost $277,605,574)

Short-Term Investments—3.7%

Short-Term Investments—3.6%
GE Money Market Fund Institutional Class
0.00%		11,878,394	(d,k)

		Principal Amount
Time Deposit—0.1%
State Street Corp.
0.01%	01/03/11	$485,000	485,000	(e)

Total Short-Term Investments			12,363,394
(Cost $12,363,394)

Total Investments			338,860,191
(Cost $289,968,968)

Liabilities in Excess of Other Assets, net—(1.9)%			(6,302,456)

NET ASSETS—100.0%			$332,557,735

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 EMini Index Futures	March 2011	41	$2,568,650	$32,835

GE Tax Exempt Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

		Principal Amount	Fair Value
Municipal Bonds and Notes—94.2% †
Arizona—1.3%
Pima County Industrial Development Authority
5.75%	09/01/29	$500,000	$503,375

Arkansas—0.8%
Arkansas Development Finance Authority
8.38%	07/01/11	315,000	327,335

California—4.1%
City of San Diego CA
8.88%	02/01/11	40,000	40,240	(l)
Los Angeles Harbor Department
5.00%	08/01/26	1,160,000	1,178,548
Sacramento Municipal Utility District
6.80%	10/01/19	38,000	44,823
9.00%	04/01/13	340,000	373,510	(l)
			1,637,121

Colorado—0.1%
City of Colorado Springs Co.
8.50%	11/15/11	35,000	37,434	(l)

Connecticut—6.0%
City of New Haven CT (AMBAC Insured)
5.38%	12/01/12	1,000,000	1,072,120	(h,n)
Connecticut State Health & Educational Facility Authority
7.00%	07/01/12	135,000	142,592	(l)
Town of Fairfield CT
5.00%	01/01/21	1,000,000	1,149,170
			2,363,882

Florida—3.0%
City of Gainesville FL
8.13%	10/01/14	90,000	103,873
City of Tampa FL
5.00%	10/01/26	615,000	627,632
Jacksonville Health Facilities Authority
11.50%	10/01/12	200,000	237,146	(l)
State of Florida
10.00%	07/01/14	185,000	216,256
			1,184,907

Georgia—4.9%
Metropolitan Atlanta Rapid Transit Authority
7.00%	07/01/11	205,000	211,652
Municipal Electric Authority of Georgia
5.25%	01/01/19	1,000,000	1,099,820
Private Colleges & Universities Authority
6.00%	06/01/11	120,000	121,915
State of Georgia
4.50%	01/01/29	500,000	505,350
			1,938,737

Hawaii—4.9%
State of Hawaii
5.25%	07/01/24	1,335,000	1,380,350
State of Hawaii (FSA Insured)
5.75%	02/01/14	500,000	565,985	(n)
			1,946,335

Idaho—2.9%
Idaho Housing & Finance Assoc.
5.00%	07/15/17	1,000,000	1,136,160

Indiana—3.2%
Indiana Municipal Power Agency
5.50%	01/01/27	500,000	517,295
Indiana Toll Road Commission
9.00%	01/01/15	485,000	561,940
Purdue University
5.25%	07/01/11	200,000	204,534
			1,283,769

Iowa—0.6%
City of Muscatine IA
9.70%	01/01/13	215,000	233,718	(l)

Kentucky—2.5%
Kentucky Economic Development Finance Authority
6.00%	06/01/30	500,000	491,535
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	500,000	515,230	(n)
			1,006,765

Maine—2.7%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	500,000	539,520
University of Maine (FSA Insured)
5.38%	03/01/12	500,000	527,570	(n)
			1,067,090

Maryland—1.3%
County of Prince George's MD (FSA Insured)
5.50%	05/15/12	500,000	533,440	(n)

Massachusetts—1.7%
Commonwealth of Massachusetts (FSA Insured)
5.25%	12/15/12	500,000	543,655	(n)
Massachusetts Port Authority
13.00%	07/01/13	120,000	142,073	(l)
			685,728

Michigan—1.3%
City of Detroit MI (FSA Insured)
5.25%	07/01/22	500,000	511,700	(n)

Minnesota—2.7%
City of Rochester MN
5.00%	11/15/38	500,000	495,515
City of St. Cloud MN
5.13%	05/01/30	500,000	483,010
Western Minnesota Municipal Power Agency
6.63%	01/01/16	85,000	96,498
			1,075,023

Mississippi—1.4%
State of Mississippi
5.50%	09/01/14	500,000	569,915

Missouri—5.6%
Missouri Highway & Transportation Commission
5.00%	05/01/21	1,500,000	1,690,305
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	500,000	518,160
			2,208,465

New Jersey—6.0%
Atlantic County Improvement Authority (AMBAC Insured)
7.40%	03/01/12	125,000	130,244	(n)
Atlantic County Improvement Authority (MBIA Insured)
7.40%	07/01/16	175,000	202,515	(n)
New Jersey Health Care Facilities Financing Authority
5.00%	01/01/34	250,000	230,435
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	250,000	283,395	(n)
New Jersey Transportation Trust Fund Authority (FSA Insured)
5.75%	12/15/12	500,000	543,285	(n)
State of New Jersey
5.00%	06/15/23	1,000,000	984,510
			2,374,384

New Mexico—1.4%
New Mexico Finance Authority
5.00%	06/15/23 - 12/15/26	500,000	535,401

New York—6.9%
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	500,000	501,975
New York State Dormitory Authority
6.50%	12/01/21	500,000	523,845
7.38%	07/01/16	440,000	502,621
7.50%	05/15/11	50,000	51,214
New York State Urban Development Corp.
5.50%	01/01/19	1,000,000	1,141,330
			2,720,985

North Carolina—6.4%
City of Charlotte NC
5.00%	06/01/23	500,000	558,800
Raleigh Durham Airport Authority
5.00%	05/01/32	1,500,000	1,486,305
State of North Carolina
4.63%	05/01/29	500,000	484,640
			2,529,745

Ohio—0.6%
Kent State University (AGC Insured)
5.00%	05/01/30	250,000	250,320	(n)

Pennsylvania—6.7%
Allegheny County Hospital Development Authority
7.38%	07/01/12	145,000	154,119
City of Philadelphia PA (MBIA Insured)
6.25%	08/01/12	250,000	270,380	(n)
7.00%	05/15/20	320,000	375,603	(n)
Delaware River Port Authority
6.50%	01/15/11	60,000	60,104	(l)

Pennsylvania Higher Educational Facilities Authority
5.50%	08/15/18	500,000	565,580
Pennsylvania Turnpike Commission
1.00%	12/01/34	500,000	366,440	(d)
Philadelphia Authority for Industrial Development
5.25%	09/01/36	500,000	398,845
Pittsburgh Water & Sewer Authority (FGIC Insured)
7.25%	09/01/14	400,000	451,164	(n)
			2,642,235

Rhode Island—1.3%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	500,000	518,775

South Carolina—2.6%
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27	500,000	506,440	(h)
Grand Strand Water & Sewer Authority (FSA Insured)
5.38%	06/01/13	500,000	527,270	(n)
			1,033,710

Texas—3.2%
North Texas Tollway Authority
5.63%	01/01/33	500,000	479,615
State of Texas
5.00%	04/01/28	750,000	771,863
			1,251,478

Virginia—2.5%
Virginia Public School Authority
4.50%	08/01/28	1,000,000	989,190

Wisconsin—5.6%
State of Wisconsin
6.60%	07/01/11	525,000	539,826
State of Wisconsin (FGIC Insured)
5.25%	07/01/16	1,500,000	1,701,450	(m,n)
			2,241,276

Total Bonds and Notes			37,338,398
(Cost $36,578,462)

Other Investments—0.0%*
GEI Investment Fund			3,001	(k)
(Cost $3,159)

Total Investment in Securities			37,341,399
(Cost $36,581,621)

Short-Term Investments—3.9%
GE Money Market Fund Institutional Class
0.00%			1,544,927	(d,k)
(Cost $1,544,927)

Total Investments			38,886,326
(Cost $38,126,548)

Other Assets and Liabilities, net—1.9%			755,495

NET ASSETS—100.0%			$39,641,821

GE Short-Term Government Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

		Principal Amount	Fair Value
Bonds and Notes—87.7% †
U.S. Treasuries—49.7%
U.S. Treasury Notes
0.51%	09/30/12	$9,574,000	$9,551,185	(d)
1.25%	09/30/15	3,132,900	3,039,646
1.38%	02/15/12 - 01/15/13	18,188,200	18,439,941	(h)
			31,030,772

Agency Mortgage Backed—16.7%
Federal Home Loan Mortgage Corp.
7.00%	11/01/31 - 04/01/36	161,591	184,445	(h)
7.50%	01/01/16 - 08/01/30	112,874	128,400	(h)
8.50%	05/01/20 - 11/01/20	81,798	89,449	(h)
Federal National Mortgage Assoc.
2.04%	05/01/33	166,232	171,377	(h,i)
2.17%	06/01/33	159,942	165,744	(h,i)
2.43%	06/01/33	21,055	21,891	(h,i)
2.44%	12/01/32	47,391	49,286	(h,i)
2.54%	06/01/33	38,894	40,561	(h,i)
2.62%	06/01/33	9,751	10,084	(h,i)
2.65%	07/01/33	21,780	22,727	(h,i)
2.71%	07/01/33	123,118	128,726	(h,i)
7.00%	03/01/17 - 04/01/37	6,414,641	7,264,672	(h)
7.50%	04/01/16 - 05/01/34	570,437	654,319	(h)
8.00%	03/01/22 - 11/01/33	156,320	179,826	(h)
8.50%	02/01/18 - 07/01/31	299,805	343,390	(h)
9.00%	12/01/24 - 03/01/31	336,629	389,971	(h)
9.50%	09/01/21	24,401	28,582	(h)
9.75%	02/01/21	78,351	86,302	(h)
Government National Mortgage Assoc.
7.00%	12/15/18 - 05/15/32	170,898	194,522	(h)
7.50%	12/15/12 - 01/15/25	167,519	189,621	(h)
8.00%	07/15/17	76,169	86,550	(h)
			10,430,445

Agency Collateralized Mortgage Obligations—3.6%
Federal Home Loan Mortgage Corp. REMIC (Series 2126) (Class YI)
6.50%	02/15/14	175,498	10,962	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2412) (Class OF)
1.21%	12/15/31	289,712	294,783	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2815) (Class YL)
8.00%	01/15/34	90,146	93,160	(h)
Federal National Mortgage Assoc. REMIC
4.50%	02/25/40	1,127,114	1,190,188	(h)
5.00%	02/25/40	676,269	128,127	(g,h,r)
Federal National Mortgage Assoc. REMIC (Class JS)
5.94%	07/25/38	1,446,751	177,123	(g,h,r)
Federal National Mortgage Assoc. REMIC (Class QA)
0.10%	05/25/18	8,688,525	16,831	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003)
1.41%	07/25/44	2,525,000	77,939	(g,h,r)

Government National Mortgage Assoc.
6.24%	01/16/39	611,229	96,020	(g,r)
Vendee Mortgage Trust
0.38%	04/15/40	1,466,377	32,114	(g,h,r)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	2,722,841	108,356	(g,h,r)
			2,225,603
Asset Backed—10.5%
Cabela’s Master Credit Card Trust
2.29%	09/17/18	250,000	245,497	(b)
Capital One Multi-Asset Execution Trust (Class B)
1.48%	01/15/19	500,000	476,378	(d)
Ford Credit Floorplan Master Owner Trust
2.91%	12/15/14	1,000,000	1,020,400	(b)
4.20%	02/15/17	200,000	211,172	(b)
GSAMP Trust
15.42%	05/25/46	89,246	87,600	(b,d,h)
Hertz Vehicle Financing LLC
2.60%	02/25/15	500,000	504,442	(b)
5.29%	03/25/16	2,575,000	2,796,850	(b,h)
Navistar Financial Corporation Owner Trust
2.60%	04/20/15	540,000	536,618	(b)
4.08%	03/19/18	250,000	246,120	(b)
Nissan Auto Receivables Owner Trust
4.74%	08/17/15	340,000	360,322
Residential Asset Securities Corp. (Series 2003) (Class AIIB)
46.15%	11/25/33	70,590	36,120	(d,h)
			6,521,519

Non-Agency Collateralized Mortgage Obligations—7.2%
Banc of America Commercial Mortgage Inc. (Series 2005) (Class A2 )
5.17%	09/10/47	314,608	314,447	(i)
Banc of America Large Loan Inc. (Series 2006) (Class A2)
12.41%	10/15/19	564,015	548,358	(b,d,i)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.51%	04/12/38	79,520	79,704	(h)
6.46%	10/15/36	447,556	466,118	(h)
Commercial Mortgage Pass Through Certificates (Class CLA2)
7.62%	12/15/20	445,823	433,747	(b,d,h,i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	735,000	769,555	(h)
Residential Accredit Loans Inc. (Class A2)
30.43%	03/25/34	35,780	27,800	(d)
Silverstone Master Issuer PLC
1.68%	01/21/55	250,000	250,252	(b)
Wachovia Bank Commercial Mortgage Trust (Class A4)
5.20%	10/15/44	1,500,000	1,621,179	(i)
			4,511,160

Total Bonds and Notes			54,719,499
(Cost $53,980,250)

Other Investments—0.1%
GEI Investment Fund			77,466	(k)
(Cost $81,543)

Total Investment in Securities			54,796,965
(Cost $54,061,793)

Short-Term Investments—16.5%

Short-Term Investments—7.2%
GE Money Market Fund Institutional Class
0.00%			4,498,824	(d.k)

		Principal Amount
U.S. Treasuries—9.3%
U.S. Treasury Bill
0.05%	02/10/11	$5,800,000	5,799,536	(d)

Total Short-Term Investments			10,298,360
(Cost $10,298,034)

Total Investments			65,095,325
(Cost $64,359,828)

Liabilities in Excess of Other Assets, net—(4.3)%			(2,709,753)

NET ASSETS—100.0%			$62,385,572

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	March 2011	92	$20,139,375	$1,169

The Fund had the following short futures contracts open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
5 Yr. U.S. Treasury Notes Futures	March 2011	50	$(5,885,938)	$116,503
10 Yr. U.S. Treasury Notes Futures	March 2011	22	(2,649,625)	28,424

				$146,096

GE Fixed Income Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

		Principal Amount	Fair Value
Bonds and Notes—98.6% †
U.S. Treasuries—16.0%
U.S. Treasury Bonds
3.88%	08/15/40	$5,597,200	$5,155,547	(h)
U.S. Treasury Notes
1.25%	09/30/15	308,900	299,705
2.63%	08/15/20	10,220,700	9,689,704
3.25%	07/31/16	870,900	916,690	(h)
			16,061,646

Agency Mortgage Backed—29.2%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	41,923	43,233	(h)
5.00%	07/01/35 - 08/01/40	1,541,719	1,620,946	(h)
5.00%	07/01/35	21,080	22,438	(h,q)
5.50%	05/01/20 - 01/01/38	437,787	474,777	(h)
5.50%	05/01/20 - 04/01/39	267,798	286,865	(h,q)
6.00%	06/01/17 - 11/01/37	1,114,836	1,227,289	(h)
6.00%	04/01/17 - 05/01/34	55,138	60,719	(h,q)
6.50%	07/01/29 - 08/01/29	6,164	6,932	(h)
7.00%	06/01/29 - 08/01/36	83,451	94,698	(h)
7.00%	10/01/16 - 01/01/30	14,046	15,880	(h,q)
7.50%	02/01/30 - 09/01/33	3,965	4,554	(h)
7.50%	12/01/30	16,634	19,082	(h,q)
8.00%	11/01/30	15,829	18,528	(h)
8.50%	04/01/30 - 05/01/30	32,505	38,390	(h)
9.00%	12/01/16	5,688	6,409	(h)
9.50%	04/01/21	397	450	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 10/01/40	2,642,684	2,639,637	(h)
4.50%	05/01/18 - 11/01/40	6,448,809	6,640,140	(h)
5.00%	07/01/20 - 11/01/40	2,846,037	3,002,101	(h)
5.32%	03/01/37	2,794	2,954	(i)
5.50%	03/01/14 - 01/01/39	2,988,221	3,215,333	(h)
5.53%	04/01/37	4,457	4,721	(i)
6.00%	09/01/14 - 07/01/35	1,848,891	2,039,926	(h)
6.50%	08/01/17 - 08/01/36	310,568	346,536	(h)
7.00%	08/01/13 - 02/01/34	68,167	76,155	(h)
7.50%	08/01/13 - 03/01/34	133,850	153,232	(h)
8.00%	12/01/12 - 11/01/33	61,926	71,306	(h)
8.50%	05/01/31	4,870	5,659	(h)
9.00%	04/01/16 - 12/01/22	14,212	15,710	(h)
4.50%	TBA	3,230,000	3,315,291	(c)
6.00%	TBA	2,469,000	2,681,566	(c)

Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	279,534	292,270	(h)
6.00%	04/15/27 - 09/15/36	192,758	214,830	(h)
6.50%	04/15/19 - 08/15/36	365,355	416,210	(h)
7.00%	03/15/12 - 10/15/36	118,809	133,808	(h)
7.50%	01/15/23 - 10/15/33	71,370	82,352	(h)
8.00%	12/15/29 - 02/15/30	1,434	1,697	(h)
9.00%	11/15/16 - 12/15/21	44,718	50,419	(h)
			29,343,043

Agency Collateralized Mortgage Obligations—3.0%
Collateralized Mortgage Obligation Trust (Class B)
2.75%	11/01/18	2,367	2,221	(d,f,h,q)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,148,985	10,047	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
5.00%	05/15/38	124,097	127,243
5.00%	02/15/38	83,280	7,979	(g,r)
5.50%	04/15/17	31,761	936	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	17,848	1,104	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	2,329	509	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	181,908	36,969	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	144,619	11,362	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	26,341	1,871	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	15,913	249	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%	04/15/28	8,471	4	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	18,298	427	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	108,990	9,844	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	89,186	4,578	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	23,050	841	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
14.25%	09/15/34	31,233	29,365	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 2990) (Class TS)
6.49%	05/15/35	259,607	25,578	(g,r)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	855	929	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IA)
6.15%	05/15/37	275,936	43,005	(g,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IB)
6.15%	05/15/37	275,936	43,005	(g,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IC)
6.15%	05/15/37	275,936	43,005	(g,r)

Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class ID)
6.15%	05/15/37	275,936	43,005	(g,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IE)
6.15%	05/15/37	400,063	62,350	(g,r)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	6,230	1,327	(g,h,r)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	204,638	39,751	(g,q,r)
Federal Home Loan Mortgage STRIPS
4.39%	08/01/27	1,511	1,253	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	126,026	127,998
5.00%	02/25/40	90,149	16,224	(g,r)
5.24%	01/25/37	398,507	48,176	(g,r)
5.74%	07/25/38 - 12/25/40	828,917	115,759	(g,r)
5.79%	11/25/40	589,056	98,143	(g,r)
6.07%	03/25/40	586,467	85,856	(g,r)
6.14%	12/25/36	304,633	36,353	(g,r)
Federal National Mortgage Assoc. REMIC (Class B)
2.52%	12/25/22	2,093	1,927	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	162,870	177,560
Federal National Mortgage Assoc. REMIC (Class CS)
7.44%	08/25/16	26,090	457	(g,h,r)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	110,800	107,663
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
1008.00%	05/25/22	10	241	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	41,905	2,815	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	61,560	5,127	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	195,703	22,354	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.19%	12/25/42	255,604	10,927	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	17,876	632	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.04%	03/25/31	164,525	187,449	(h)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IA)
6.15%	06/25/37	207,205	33,714	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IB)
6.15%	06/25/37	207,205	33,714	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IC)
6.15%	06/25/37	207,205	33,714	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class ID)
6.15%	06/25/37	207,205	33,714	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IE)
6.15%	06/25/37	207,205	33,714	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IF)
6.15%	06/25/37	316,757	51,539	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	100,654	101,567

Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	94,678	16,184	(g,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	195,233	35,396	(g,r)
5.00%	03/25/38	158,213	26,198	(g,r)
5.50%	12/01/33	51,047	10,294	(g,r)
7.50%	11/01/23	22,617	3,914	(g,h,r)
8.00%	08/01/23 - 07/01/24	13,303	3,016	(g,h,r)
8.50%	03/01/17 - 07/25/22	6,107	1,110	(g,h,r)
9.00%	05/25/22	2,125	417	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
3.56%	11/01/34	225,381	197,248	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	347,867	63,068	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	260,002	47,138	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	157,240	24,036	(g,r)
Government National Mortgage Assoc.
4.50%	05/20/38	129,503	18,755	(g,r)
4.50%	11/20/39	187,301	182,419
5.00%	10/20/37 - 09/20/38	672,621	99,216	(g,r)
5.74%	11/20/39	1,147,673	174,307	(g,r)
5.99%	10/16/39	418,315	57,385	(g,r)
6.24%	01/16/39	708,839	111,354	(g,r)
Government National Mortgage Assoc. (Class IC)
5.99%	04/16/37	274,030	47,208	(g,h,r)
Vendee Mortgage Trust
0.38%	04/15/40	544,587	11,926	(g,h,r)
			3,046,683

Asset Backed—2.2%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
4.40%	01/25/34	15,784	13,035	(d,h)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	05/25/32	28,675	16,434	(h,q)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	110,000	95,561
Countrywide Asset-Backed Certificates
1.12%	05/25/33	2,764	2,243
Countrywide Asset-Backed Certificates (Class 2A1)
2.22%	06/25/33	1,457	1,349	(d)
Countrywide Asset-Backed Certificates (Class A1)
1.06%	03/25/33	88,626	74,459	(h)
Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	1,804,257	1,682,497	(h)
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	87,216	79,196
Countrywide Asset-Backed Certificates (Series 2002) (Class A)
17.63%	08/25/32	17,163	11,081	(d,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	10,637	10,760	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	100,000	83,326
Residential Asset Mortgage Products Inc. (Class A2)
6.23%	06/25/32	14,310	11,790	(d)
Residential Asset Securities Corp. (Class A2)
48.54%	06/25/33	23,351	11,612	(d)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
31.64%	07/25/32	5,584	3,057	(d,h)

Saxon Asset Securities Trust
5.23%	08/25/35	98,947	94,898	(h)
Wachovia Asset Securitization Inc. (Series 2004) (Class A)
13.05%	06/25/34	35,446	30,494	(d,i,q)
			2,221,792

Corporate Notes—34.0%
Abu Dhabi National Energy Co.
6.25%	09/16/19	100,000	103,630	(b,h)
AES El Salvador Trust
6.75%	02/01/16	100,000	96,741	(b)
AES Panama S.A.
6.35%	12/21/16	60,000	64,343	(b)
Agilent Technologies Inc.
5.00%	07/15/20	117,000	118,771
5.50%	09/14/15	80,000	86,895	(h)
Air Jamaica Ltd.
9.38%	07/08/15	7,143	7,357
Alcoa Inc.
6.15%	08/15/20	130,000	133,497
Allergan Inc.
3.38%	09/15/20	230,000	216,941
Alliance One International Inc.
10.00%	07/15/16	155,000	158,875
ALROSA Finance S.A.
7.75%	11/03/20	200,000	209,750	(b)
Ameren Illinois Co.
9.75%	11/15/18	178,000	228,326	(h)
American International Group Inc.
5.85%	01/16/18	58,000	59,806
American Tower Corp.
4.50%	01/15/18	172,000	170,498
Amsted Industries Inc.
8.13%	03/15/18	186,000	197,392	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	344,000	335,807	(h)
6.38%	09/15/17	58,000	63,180
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	172,000	177,534
5.00%	04/15/20	243,000	256,834
5.38%	11/15/14	156,000	171,873	(b,h)
ARAMARK Corp.
8.50%	02/01/15	167,000	174,515	(h)
Arizona Public Service Co.
6.25%	08/01/16	95,000	106,177	(h)
AT&T Inc.
6.40%	05/15/38	240,000	255,121	(h)
6.70%	11/15/13	184,000	209,055	(h)
Avis Budget Car Rental LLC
9.63%	03/15/18	90,000	96,975
Ball Corp.
5.75%	05/15/21	234,000	226,395
Banco do Brasil Cayman
8.50%	10/29/49	100,000	115,120	(b,i)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	97,666	(b)
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	24,000	24,660	(i)
BanColombia S.A.
6.13%	07/26/20	20,000	20,476

Bank of America Corp.
4.50%	04/01/15	210,000	213,430	(h)
5.63%	07/01/20	355,000	361,920
5.75%	12/01/17	390,000	405,844	(h)
6.50%	08/01/16	135,000	146,488
Boise Paper Holdings LLC
8.00%	04/01/20	112,000	119,840
Bombardier Inc.
7.75%	03/15/20	210,000	226,275	(b)
BP Capital Markets PLC
3.13%	10/01/15	57,000	56,961
4.50%	10/01/20	57,000	56,863
Calpine Corp.
7.25%	10/15/17	24,000	24,000	(b)
Cargill Inc.
5.20%	01/22/13	240,000	258,931	(b,h)
6.00%	11/27/17	96,000	108,631	(b,h)
Case New Holland Inc.
7.88%	12/01/17	38,000	41,515	(b)
CBS Corp.
5.75%	04/15/20	109,000	115,830	(h)
5.90%	10/15/40	81,000	78,025
CCO Holdings LLC
7.88%	04/30/18	56,000	57,960
8.13%	04/30/20	68,000	71,570
Central American Bank for Economic Integration
5.38%	09/24/14	140,000	149,385	(b)
CFG Investment SAC
9.25%	12/19/13	100,000	104,750
Chesapeake Energy Corp.
6.63%	08/15/20	123,000	121,155
7.25%	12/15/18	333,000	344,655	(h)
Cincinnati Bell Inc.
8.25%	10/15/17	210,000	207,900
8.75%	03/15/18	134,000	125,625
Citigroup Inc.
5.00%	09/15/14	174,000	179,999
5.13%	05/05/14	165,000	175,074
5.38%	08/09/20	478,000	496,645
6.13%	11/21/17	58,000	63,561
6.38%	08/12/14	61,000	67,418
8.50%	05/22/19	107,000	132,834
Clarendon Alumina Production Ltd.
8.50%	11/16/21	100,000	100,000	(b,h)
Community Health Systems Inc.
8.88%	07/15/15	66,000	69,300	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	121,000	144,217
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	12,000	13,786
Corp Nacional del Cobre de Chile
3.75%	11/04/20	113,000	107,071	(b)
5.63%	09/21/35	22,000	22,484	(b)
COX Communications Inc.
6.25%	06/01/18	127,000	141,842	(b,h)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100,000	101,375
Crown Castle International Corp.
7.13%	11/01/19	136,000	143,820	(h)

Crown Castle Towers LLC
4.88%	08/15/40	110,000	105,719	(b)
6.11%	01/15/40	110,000	114,765	(b,h)
CVS Caremark Corp.
3.25%	05/18/15	122,000	123,988
5.75%	06/01/17	58,000	64,534	(h)
6.13%	09/15/39	188,000	200,870
Denbury Resources Inc.
8.25%	02/15/20	112,000	121,520	(h)
DirecTV Holdings LLC
4.75%	10/01/14	50,000	53,288	(h)
5.88%	10/01/19	134,000	145,637	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	92,290	98,750	(b)
DTEK Finance BV
9.50%	04/28/15	100,000	103,500	(b)
El Paso Corp.
8.05%	10/15/30	112,000	113,634	(h)
Empresa Nacional del Petroleo
5.25%	08/10/20	100,000	99,972	(b)
6.25%	07/08/19	100,000	107,908	(b,h)
European Investment Bank
4.88%	01/17/17	300,000	334,333	(h)
Exelon Corp.
4.90%	06/15/15	166,000	177,028	(h)
Exelon Generation Company LLC
6.25%	10/01/39	88,000	88,565	(h)
Expedia Inc.
5.95%	08/15/20	120,000	120,600
Fibria Overseas Finance Ltd.
7.50%	05/04/20	119,000	124,950	(b)
First Horizon National Corp.
5.38%	12/15/15	114,000	115,074
Forest Oil Corp.
7.25%	06/15/19	112,000	113,680
FPL Group Capital Inc.
2.60%	09/01/15	230,000	225,231
France Telecom S.A.
2.13%	09/16/15	115,000	111,945
Frontier Communications Corp.
8.25%	04/15/17	158,000	173,405
Gaz Capital SA for Gazprom
9.25%	04/23/19	25,000	30,720
Georgia-Pacific LLC
5.40%	11/01/20	87,000	86,015	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	105,000	(b,j)
7.25%	04/26/22	100,000	107,500	(b)
Goldman Sachs Capital I
6.35%	02/15/34	115,000	109,578
Hanesbrands Inc.
6.38%	12/15/20	89,000	84,550	(b)
Hartford Financial Services Group Inc.
5.50%	03/30/20	208,000	210,999	(h)
HCA Inc.
9.25%	11/15/16	185,000	197,372	(h)
Health Management Associates Inc.
6.13%	04/15/16	159,000	160,590	(h)
Hess Corp.
5.60%	02/15/41	116,000	115,157

Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	178,000	197,580	(h)
HSBC Finance Corp.
6.68%	01/15/21	344,000	347,537	(b)
Huntington BancShares Inc.
7.00%	12/15/20	80,000	84,231
IIRSA Norte Finance Ltd.
8.75%	05/30/24	275,290	306,260	(b,h)
Ingles Markets Inc.
8.88%	05/15/17	264,000	282,480	(h)
Intelsat Subsidiary Holding Company S.A.
8.88%	01/15/15	111,000	114,052	(h)
Intergen N.V.
9.00%	06/30/17	308,000	326,480	(b,h)
International Paper Co.
7.50%	08/15/21	161,000	190,167	(h)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	55,000	56,710	(h)
JPMorgan Chase & Co.
5.13%	09/15/14	152,000	161,739	(h)
JPMorgan Chase Bank NA
6.00%	10/01/17	500,000	554,281
Kazakhstan Temir Zholy Finance BV
6.50%	05/11/11	100,000	101,375
KazMunayGas National Co.
6.38%	04/09/21	250,000	247,800	(b)
Korea Development Bank
3.25%	03/09/16	172,000	167,262
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	100,000	109,745	(b,h)
Korea National Oil Corp.
5.38%	07/30/14	200,000	213,924	(b,h)
Kraft Foods Inc.
4.13%	02/09/16	114,000	119,668
5.38%	02/10/20	267,000	287,364	(h)
6.50%	02/09/40	116,000	129,993
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	624,000	663,914	(h)
4.13%	10/15/14	339,000	368,593	(h)
4.50%	07/16/18	206,000	224,081	(h)
LBI Escrow Corp.
8.00%	11/01/17	100,000	110,625	(b,h)
Levi Strauss & Co.
7.63%	05/15/20	100,000	103,250
Lincoln National Corp.
6.25%	02/15/20	78,000	85,081
8.75%	07/01/19	140,000	175,119	(h)
Lloyds TSB Bank PLC
6.50%	09/14/20	138,000	126,964	(b)
Majapahit Holding BV
7.25%	10/17/11	100,000	103,500	(b)
7.75%		311,000	358,955	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	119,000	126,009
6.88%	04/25/18	209,000	228,721
MetroPCS Wireless Inc.
6.63%	11/15/20	60,000	57,150
Midamerican Energy Holdings Co.
6.13%	04/01/36	9,000	9,722

Morgan Stanley
5.50%	01/26/20	263,000	265,111
5.63%	09/23/19	233,000	237,586
6.00%	04/28/15	133,000	144,039
Morgan Stanley (Series F)
6.63%	04/01/18	100,000	108,477
Mylan Inc.
7.88%	07/15/20	156,000	168,090	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	100,000	109,000	(o)
Nalco Company
6.63%	01/15/19	50,000	51,125	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	38,000	38,100	(b)
5.00%	09/30/14	108,000	113,463	(b)
National Power Corp.
4.53%	08/23/11	60,000	61,137	(i)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100,000	114,750
News America Inc.
6.65%	11/15/37	165,000	182,753
Nexen Inc.
6.40%	05/15/37	302,000	292,602
Nisource Finance Corp.
6.13%	03/01/22	100,000	107,746
NRG Energy Inc.
7.38%	02/01/16	345,000	353,625
Oglethorpe Power Corp.
5.38%	11/01/40	115,000	110,120
Pacific Gas & Electric Co.
5.80%	03/01/37	120,000	127,179	(h)
6.05%	03/01/34	138,000	151,096
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100,000	112,500	(b)
PacifiCorp
6.00%	01/15/39	500,000	551,487	(h)
6.25%	10/15/37	6,000	6,800
PAETEC Holding Corp.
8.88%	06/30/17	156,000	166,530
Pemex Finance Ltd.
9.03%	02/15/11	15,150	15,277	(h)
Pemex Project Funding Master Trust
6.63%		40,000	40,647
Petroleos Mexicanos
4.88%	03/15/15	200,000	210,500
6.00%	03/05/20	40,000	42,400
8.00%	05/03/19	20,000	24,100
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	95,833	96,073
Petronas Capital Ltd.
5.25%	08/12/19	100,000	107,489	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	229,000	251,448
Plains All American Pipeline LP Corp.
3.95%	09/15/15	118,000	121,927
4.25%	09/01/12	59,000	61,525
Plains Exploration & Production Co.
7.63%	06/01/18	246,000	258,915
Prudential Financial Inc.
3.63%	09/17/12	58,000	60,193

3.88%	01/14/15	185,000	190,860
6.20%	11/15/40	115,000	121,653
7.38%	06/15/19	130,000	153,275
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	100,000	99,525	(b)
QVC Inc.
7.50%	10/01/19	142,000	149,455	(b)
RailAmerica Inc.
9.25%	07/01/17	57,000	62,629
Republic Services Inc.
5.25%	11/15/21	104,000	109,604
5.50%	09/15/19	82,000	89,424
Reynolds Group Issuer Inc.
7.75%	10/15/16	100,000	105,750	(b,h)
Roche Holdings Inc.
6.00%	03/01/19	18,000	20,931	(b,h)
Rockies Express Pipeline LLC
5.63%	04/15/20	146,000	141,127	(b,h)
RR Donnelley & Sons Co.
7.63%	06/15/20	127,000	136,032	(h)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	100,000	100,500	(b)
Solutia Inc.
7.88%	03/15/20	112,000	119,840	(h)
Southern Copper Corp.
5.38%	04/16/20	153,000	154,680
6.75%	04/16/40	141,000	146,005	(h)
7.50%	07/27/35	100,000	110,980	(h)
Spirit Aerosystems Inc.
7.50%	10/01/17	64,000	66,560	(h)
Talecris Biotherapeutics Holdings Corp.
7.75%	11/15/16	400,000	434,000	(h)
Telecom Italia Capital S.A.
6.00%	09/30/34	128,000	106,217	(h)
Telefonica Emisiones SAU
3.73%	04/27/15	117,000	116,066	(h)
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	232,000	236,055	(h)
Textron Inc.
6.20%	03/15/15	177,000	193,119	(h)
The AES Corp.
8.00%	10/15/17 - 06/01/20	207,000	219,140
The Goldman Sachs Group Inc.
3.70%	08/01/15	266,000	271,031
5.38%	03/15/20	315,000	325,509
6.75%	10/01/37	57,000	58,277
The Kroger Co.
6.15%	01/15/20	240,000	271,959	(h)
The Potomac Edison Co.
5.35%	11/15/14	112,000	122,118	(h)
Time Warner Cable Inc.
6.75%	07/01/18	144,000	167,858	(h)
7.50%	04/01/14	64,000	73,396	(h)
Time Warner Inc.
3.15%	07/15/15	226,000	229,620
5.88%	11/15/16	154,000	173,822	(h)
6.20%	03/15/40	129,000	137,134	(h)
TNK-BP Finance S.A.
7.25%	02/02/20	25,000	27,187	(b,h)

Transocean Inc.
6.00%	03/15/18	35,000	36,760
6.80%	03/15/38	23,000	23,572
Union Electric Co.
6.70%	02/01/19	68,000	79,266	(h)
UnitedHealth Group Inc.
5.80%	03/15/36	86,000	87,250
UPC Germany GmbH
8.13%	12/01/17	100,000	104,500	(b,h)
USB Capital XIII Trust
6.63%	12/15/39	163,000	166,493	(h)
Valero Energy Corp.
6.13%	02/01/20	235,000	249,586	(h)
Verizon Communications Inc.
6.35%	04/01/19	174,000	200,823	(h)
6.40%	02/15/38	102,000	112,831	(h)
6.90%	04/15/38	120,000	139,962	(h)
VIP Finance Ireland Limited for OJSC Vimpel Communications (Class A)
8.38%	04/30/13	100,000	108,000	(b,h)
Virgin Media Finance PLC
8.38%	10/15/19	100,000	109,250	(h)
VTB Capital S.A.
6.47%	03/04/15	100,000	104,120	(b)
WEA Finance LLC (REIT)
6.75%	09/02/19	253,000	281,848	(b,h)
7.50%	06/02/14	65,000	73,772	(b)
Weatherford International Limited Bermuda
6.75%	09/15/40	201,000	211,106
Williams Partners LP
5.25%	03/15/20	94,000	97,440
6.30%	04/15/40	166,000	172,787
Windstream Corp.
7.88%	11/01/17	311,000	326,939
Woodside Finance Ltd.
4.50%	11/10/14	269,000	282,739	(b)
Wyeth
5.50%	03/15/13	219,000	239,450
Wynn Las Vegas LLC
7.88%	05/01/20	156,000	166,920
Xstrata Finance Canada Ltd.
5.80%	11/15/16	116,325	127,601	(b)
			34,136,061

Non-Agency Collateralized Mortgage Obligations—11.3%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	120,000	120,895
5.74%	02/10/51	260,000	276,948
Banc of America Commercial Mortgage Inc. (Class A)
5.49%	02/10/51	158,750	166,040
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	29,000	31,116
Banc of America Commercial Mortgage Inc. (Class AJ)
5.70%	07/10/46	60,000	54,738	(i)
Banc of America Commercial Mortgage Inc. (Class C)
5.70%	04/10/49	100,000	17,568	(h,q)
Banc of America Funding Corp. (Class B1)
5.44%	03/20/36	104,347	1,918	(h,q)

Banc of America Mortgage Securities Inc. (Class B1)
4.62%	01/25/36	82,783	6,324	(h,q)
5.46%	02/25/36	87,574	7,541	(h,q)
Banc of America Mortgage Securities Inc. (Class B2)
4.62%	01/25/36	23,375	105	(h,q)
Bear Stearns Commercial Mortgage Securities
5.58%	09/11/41	200,000	202,418	(i)
5.76%	09/11/38	100,000	103,932	(i)
Bear Stearns Commercial Mortgage Securities (Class A M)
5.51%	04/12/38	110,000	117,134
Bear Stearns Commercial Mortgage Securities (Class A2)
5.41%	03/11/39	93,396	93,335	(h,i)
5.51%	04/12/38	28,716	28,782
Bear Stearns Commercial Mortgage Securities (Class A4)
5.47%	01/12/45	175,000	186,775
5.69%	06/11/50	155,000	164,315	(h)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.46%	03/11/39	100,000	94,205	(h,i)
5.72%	06/11/40	110,000	80,621	(h)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	100,000	100,849	(h)
5.92%	06/11/50	170,000	173,080	(h,q)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
5.99%	09/11/42	40,000	17,434	(h,q)
Citigroup Commercial Mortgage Trust (Class AJ)
5.73%	03/15/49	100,000	94,181	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	110,000	101,707
Commercial Mortgage Pass Through Certificates (Class AJ)
5.79%	06/10/46	120,000	115,848
Commercial Mortgage Pass Through Certificates (Class AM)
5.79%	06/10/46	180,000	187,361
Countrywide Asset-Backed Certificates (Class A2)
10.32%	11/25/35	340,999	325,690	(d,h)
Countrywide Commercial Mortgage Trust (Class AJ)
5.91%	06/12/46	130,000	123,264	(i)
Countrywide Commercial Mortgage Trust (Class AM)
5.46%	07/12/46	50,000	50,465	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	100,629	5,114	(h,q)
Credit Suisse Mortgage Capital Certificates (Class C)
5.54%	02/15/39	200,000	145,833
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	79,987	6,188	(h,q)
Extended Stay America Trust
5.50%	11/05/27	230,000	226,440	(b)
Greenwich Capital Commercial Funding Corp.
5.88%	07/10/38	705,000	769,154	(h,i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	605,000	633,443	(h)
Greenwich Capital Commercial Funding Corp. (Class AM)
5.88%	07/10/38	200,000	205,980	(i)
Impac CMB Trust (Class A1)
24.66%	10/25/35	773,094	459,556	(d,h)
Indymac INDA Mortgage Loan Trust (Class B1)
4.50%	01/25/36	71,289	1,639	(h,q)
Indymac INDA Mortgage Loan Trust (Class B2)
4.50%	01/25/36	10,895	10	(h,q)

Interstar Millennium Trust (Series 2004) (Class A)
0.60%	03/14/36	10,632	10,390	(d,h)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.07%	11/15/43	80,000	76,073	(b)
5.87%	04/15/45	120,000	124,440	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	490,000	527,554	(h)
5.44%	06/12/47	280,000	293,420	(h)
5.79%	02/12/51	130,000	138,466	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	250,000	253,467
5.90%	02/12/51	220,000	221,163	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.52%	04/15/43	80,000	67,422
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.19%	02/12/51	60,000	14,987	(h,q)
LB-UBS Commercial Mortgage Trust
7.45%	01/15/36	1,331,328	56,270	(d,h,q)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.15%	04/15/41	290,000	314,339	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	120,000	127,993	(h)
5.16%	02/15/31	120,000	128,181	(h)
5.66%	03/15/39	429,000	461,001	(h,i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.15%	04/15/41	50,000	41,277	(h,i)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	66,000	66,096	(h,q)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	85,807	9,187	(g,h,q,r)
Merrill Lynch Mortgage Trust (Class AJ)
5.66%	05/12/39	50,000	45,821	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.66%	05/12/39	125,000	71,159
Morgan Stanley Capital I
5.16%	10/12/52	150,000	159,958	(i)
5.19%	11/14/42	30,000	32,296	(i)
5.73%	10/15/42	131,000	102,658
Morgan Stanley Capital I (Class A4)
5.33%	11/12/41	50,000	52,946
5.81%	08/12/41	50,000	54,900	(i)
5.81%	12/12/49	360,000	384,670
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	341,000	305,970	(h,i)
5.57%	11/12/49	120,000	112,464	(i)
5.73%	10/15/42	50,000	47,832	(i)
Morgan Stanley Capital I (Class AM)
6.11%	12/12/49	100,000	102,863	(i)
6.28%	01/11/43	120,000	123,231
Morgan Stanley Capital I (Class B)
5.73%	10/15/42	100,000	89,861
Morgan Stanley Capital I (Series 2006) (Class AM)
5.44%	03/12/44	150,000	155,125	(i)
OBP Depositor LLC Trust
4.65%	07/15/45	80,000	81,629	(b)
Puma Finance Ltd. (Class A)
5.28%	10/11/34	27,342	27,239	(d)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	95,134	1	(h,q)

Residential Funding Mortgage Securities I (Class M2)
5.75%	01/25/36	19,770	2	(h,q)
Structured Asset Securities Corp. (Series 1996) (Class X1)
3.00%	02/25/28	52,451	3	(d,q)
Thornburg Mortgage Securities Trust (Class A)
4.20%	04/25/43	56,463	52,710	(d,h)
Vornado DP LLC
6.36%	09/13/28	50,000	49,776	(b)
Wachovia Bank Commercial Mortgage Trust
6.02%	06/15/45	80,000	39,228
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	230,000	233,787
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	160,000	157,350	(i)
5.74%	05/15/43	120,000	114,288	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	120,000	122,766	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
5.99%	06/15/45	60,000	52,783	(i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
5.19%	05/25/36	120,000	120,985	(b)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	318,150	40,671	(h,q)
			11,364,644

Sovereign Bonds—2.3%
Government of Argentina
2.50%	12/31/38	24,965	11,172	(j)
5.00%	08/03/12	99,600	23,755	(d,i)
7.00%	10/03/15	35,744	34,404
8.28%	12/31/33	25,661	23,800
Government of Belize
6.00%	02/20/29	65,100	57,288	(j)
Government of Brazil
5.63%	01/07/41	100,000	99,250	(h)
6.00%	02/20/29	20,000	17,600	(b,j)
8.00%	01/15/18	29,167	34,125	(h)
8.25%	01/20/34	45,000	59,962
Government of Brazilian
4.88%	01/22/21	200,000	204,000	(h)
Government of Costa Rica
10.00%	08/01/20	70,000	95,900	(b)
Government of El Salvador
7.65%	06/15/35	40,000	42,300	(b,h)
Government of Grenada
2.50%	09/15/25	45,800	24,732	(b,j)
Government of Lebanon
6.38%	03/09/20	73,000	76,105
Government of Panama
6.70%	01/26/36	61,000	68,015
Government of Peruvian
6.55%	03/14/37	71,000	77,745
Government of Poland
6.38%	07/15/19	13,000	14,563
Government of South Africa
5.50%	03/09/20	100,000	106,375
Government of Turkey
5.63%	03/30/21	100,000	104,000	(h)

Government of Uruguay
6.88%	09/28/25	37,560	42,818
Government of Venezuela
1.29%	04/20/11	22,000	21,340	(i)
10.75%	09/19/13	114,000	109,725	(h)
Government of Vietnam
1.30%	03/12/16	9,565	8,476	(i)
Korea Expressway Corp.
4.50%	03/23/15	100,000	102,812	(b,h)
Korea National Oil Corp.
2.88%	11/09/15	137,000	131,548	(b)
Lebanese Republic
5.15%	11/12/18	20,000	19,745
Province of Manitoba Canada
4.90%	12/06/16	130,000	144,786
Province of Quebec Canada
7.50%	09/15/29	185,000	254,033
Republic of Dominican
9.50%	09/27/11	45,231	46,588
Russian Foreign Bond—Eurobond
5.00%	04/29/20	100,000	100,000	(b,h)
7.50%	03/31/30	70,036	80,997	(j)
United Mexican States
5.13%	01/15/20	33,000	34,402
6.05%	01/11/40	50,000	51,125	(h)
			2,323,486

Municipal Bonds and Notes—0.6%
American Municipal Power-Ohio Inc.
8.08%	02/15/50	80,000	85,168
Municipal Electric Authority of Georgia
6.64%	04/01/57	275,000	268,812
New Jersey State Turnpike Authority
7.10%	01/01/41	55,000	59,611
7.41%	01/01/40	80,000	87,808
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	50,000	48,573
South Carolina State Public Service Authority
6.45%	01/01/50	55,000	56,469
			606,441

Total Bonds and Notes			99,103,796
(Cost $98,016,565)

Other Investments—0.4%
GEI Investment Fund			370,670	(k)
(Cost $390,179)

Total Investment in Securities			99,474,466
(Cost $98,406,744)

Short-Term Investments—6.8%
GE Money Market Fund Institutional Class
0.00%			6,768,719	(d,k)
(Cost $6,768,719)

Total Investments	106,243,185
(Cost $105,175,463)

Liabilities in Excess of Other Assets, net—(5.8)%	(5,856,634)

NET ASSETS—100.0%	$100,386,551

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
2 Yr. U.S. Treasury Notes Futures	March 2011	49	$10,726,406	$(12,947)
5 Yr. U.S. Treasury Notes Futures	March 2011	31	3,649,281	(21,921)

The Fund had the following short futures contracts open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long U.S. Treasury Bond Futures	March 2011	30	$(3,812,813)	$(7,926)
10 Yr. U.S. Treasury Notes Futures	March 2011	140	(16,861,250)	233,318

				$190,524

GE Global Equity Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Fair Value
Common Stock—96.2% †
Australia—1.1%
Brambles Ltd.	39,717	$289,869
Paladin Energy Ltd.	53,436	270,039	(a)
		559,908

Brazil—2.5%
Banco Santander Brasil S.A.	48,617	660,430
Petroleo Brasileiro S.A. ADR	15,767	538,758
		1,199,188

Canada—4.7%
CAE Inc.	25,661	297,246
Potash Corporation of Saskatchewan Inc.	3,531	546,705
Research In Motion Ltd.	5,123	297,800	(a)
Suncor Energy Inc.	30,122	1,153,371
		2,295,122

Chile—1.3%
Sociedad Quimica y Minera de Chile S.A. ADR	11,213	655,064

China—4.3%
Baidu Inc. ADR	7,107	686,039	(a)
CSR Corp Ltd.	108,044	142,045
Hollysys Automation Technologies Ltd.	13,468	204,175	(a)
Parkson Retail Group Ltd.	139,478	214,591
Sinopharm Group Co.	91,362	318,500
Zhuzhou CSR Times Electric Company Ltd.	134,495	529,423
		2,094,773

Denmark—0.5%
AP Moller—Maersk A/S	26	236,417

Egypt—0.5%
Egyptian Financial Group-Hermes Holding	38,431	222,509

France—4.3%
Accor S.A.	4,123	184,189
Alstom S.A.	5,050	242,607
BNP Paribas	9,966	636,541
Cie Generale des Etablissements Michelin	1,509	108,710
Eutelsat Communications	8,813	323,834
Schneider Electric S.A.	3,817	573,518
		2,069,399

Germany—6.6%
Adidas AG	4,960	325,319
Bayer AG	3,646	270,489
Beiersdorf AG	4,595	255,978
Daimler AG	7,411	504,369
Deutsche Boerse AG	9,116	633,492
Kabel Deutschland Holding AG	4,221	197,486	(a)
SAP AG	6,847	349,971
Siemens AG	5,253	653,272
		3,190,376

Hong Kong—1.3%
AIA Group Ltd.	87,491	245,918	(a)
Sino-Forest Corp.	16,270	381,350	(a)
		627,268

India—1.3%
BEML Ltd.	9,163	212,256
ICICI Bank Ltd. ADR	4,361	220,841
Power Grid Corporation of India Ltd.	83,935	184,520
		617,617

Italy—0.5%
Luxottica Group S.p.A.	7,991	244,424

Japan—10.5%
FANUC Corp.	3,500	538,130
Japan Tobacco Inc.	55	203,779
Jupiter Telecommunications Company Ltd.	230	242,180
Keyence Corp.	2,500	724,986
Kubota Corp.	70,000	663,708
Nabtesco Corp.	22,000	469,811
Nomura Holdings Inc.	62,634	397,713
Otsuka Holdings Company Ltd.	7,213	177,868	(a)
Suzuki Motor Corp.	12,000	295,913
Taiyo Nippon Sanso Corp.	18,985	167,835
Toray Industries Inc.	27,000	161,457
Toyota Motor Corp.	12,700	504,211
Unicharm Corp.	13,500	537,636
		5,085,227

Mexico—0.8%
America Movil SAB de C.V. ADR	6,930	397,366

Netherlands—0.5%
Koninklijke Philips Electronics N.V.	7,191	221,111

Russian Federation—0.6%
Mobile Telesystems OJSC ADR	14,395	300,424

South Africa—1.3%
MTN Group Ltd.	19,206	390,231
Naspers Ltd.	4,123	241,774
		632,005

South Korea—0.6%
Doosan Heavy Industries and Construction Company Ltd.	3,760	284,261	(a)

Spain—1.9%
Banco Santander S.A.	43,653	464,285
Telefonica S.A.	21,075	479,655
		943,940

Switzerland—2.5%
Nestle S.A.	16,349	960,313
Novartis AG	4,015	236,696
		1,197,009

United Kingdom—7.2%
Aegis Group PLC	94,545	207,974
BG Group PLC	16,806	341,008
BHP Billiton PLC	16,655	665,197
British Airways PLC	58,796	250,847	(a)
Cable & Wireless Communications PLC	181,417	137,843
Diageo PLC	12,169	225,771
HSBC Holdings PLC	39,881	406,545
Lloyds Banking Group PLC	372,257	382,916	(a)
Prudential PLC	30,032	314,091
Royal Dutch Shell PLC	14,496	480,927
Standard Chartered PLC	4,014	108,439
		3,521,558

United States—41.4%
Alexion Pharmaceuticals Inc.	1,956	157,556	(a)
Allegheny Technologies Inc.	9,853	543,689
Amazon.com Inc.	1,781	320,580	(a)
American Tower Corp.	20,350	1,050,874	(a)
Amgen Inc.	4,827	265,002	(a,h)
Apple Inc.	1,297	418,360	(a)
Archer-Daniels-Midland Co.	10,018	301,341
Bank of America Corp.	36,349	484,896
Capital One Financial Corp.	8,929	380,018
CME Group Inc.	1,318	424,066
Cooper Industries PLC	3,521	205,239
Covidien PLC	11,240	513,218
Cummins Inc.	6,202	682,282
Deere & Co.	5,017	416,662
Equinix Inc.	6,762	549,480	(a)
Express Scripts Inc.	12,096	653,789	(a)
Freeport-McMoRan Copper & Gold Inc.	5,228	627,831
Hess Corp.	2,897	221,736
Hospira Inc.	6,896	384,038	(a)
Invesco Ltd.	26,299	632,754
ITC Holdings Corp.	6,089	377,396
JPMorgan Chase & Co.	28,899	1,225,896	(h)
Kirby Corp.	5,742	252,935	(a)
Kraft Foods Inc.	14,485	456,422	(h)
Microsoft Corp.	18,967	529,559
Monsanto Co.	16,498	1,148,921
NII Holdings Inc.	10,290	459,551	(a)
Occidental Petroleum Corp.	3,377	331,284
Oracle Corp.	8,570	268,241
Praxair Inc.	6,697	639,363
QUALCOMM Inc.	24,044	1,189,938
Schlumberger Ltd.	16,531	1,380,338
Sourcefire Inc.	5,014	130,013	(a)
Talecris Biotherapeutics Holdings Corp.	8,254	192,318	(a)
Target Corp.	3,618	217,550
The AES Corp.	27,404	333,781	(a)
The Goldman Sachs Group Inc.	1,943	326,735
The Western Union Co.	9,877	183,416
Union Pacific Corp.	5,687	526,957
Visa Inc.	4,517	317,907
Yum! Brands Inc.	8,008	392,792
		20,114,724

Total Common Stock		46,709,690
(Cost $39,056,679)

Preferred Stock—1.7%

Germany—1.7%
Fresenius SE	9,690	832,886
(Cost $740,891)

Exchange Traded Funds—0.8%
Financial Select Sector SPDR Fund	4,715	75,204	(p)
Industrial Select Sector SPDR Fund	8,875	309,737	(h,p)

Total Exchange Traded Funds		384,941
(Cost $367,048)

Other Investments—0.1%
GEI Investment Fund		24,741	(k)
(Cost $26,043)

Total Investments in Securities		47,952,258
(Cost $40,190,661)

Short-Term Investments—1.2%
GE Money Market Fund Institutional Class
0.00%		599,919	(d,k)
(Cost $599,919)

Total Investments		48,552,177
(Cost $40,790,580)

Other Assets and Liabilities, net—0.0%*		7,430

NET ASSETS—100.0%		$48,559,607

The Fund was invested in the following sectors at December 31, 2010 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Financial Services	9.46%
Integrated Oil & Gas	6.32%
Wireless Telecommunication Services	5.35%
Fertilizers & Agricultural Chemicals	4.84%
Construction & Farm Machinery & Heavy Trucks	4.36%
Communications Equipment	3.06%
Healthcare Services	3.06%
Packaged Foods & Meats	2.92%
Oil & Gas Equipment & Services	2.84%
Automobile Manufacturers	2.69%
Electrical Components & Equipment	2.69%
Diversified Metals & Mining	2.66%
Internet Software & Services	2.54%
Pharmaceuticals	2.20%
Specialized Finance	2.18%
Industrial Machinery	2.08%
Cable & Satellite	2.07%
Investment Banking & Brokerage	1.95%
Electronic Equipment & Instruments	1.91%
Systems Software	1.91%
Industrial Conglomerates	1.80%
Industrial Gases	1.66%
Asset Management & Custody Banks	1.30%
Biotechnology	1.27%
Integrated Telecommunication Services	1.27%
Apparel, Accessories & Luxury Goods	1.17%
Electric Utilities	1.16%
Life & Health Insurance	1.15%

Steel	1.12%
Household Products	1.11%
Railroads	1.08%
Healthcare Equipment	1.06%
Data Processing & Outsourced Services	1.03%
Marine	1.01%
Computer Hardware	0.86%
Restaurants	0.81%
Forest Products	0.79%
Exchange Traded Fund	0.79%
Consumer Finance	0.78%
Application Software	0.72%
Independent Power Producers & Energy Traders	0.69%
Healthcare Distributors	0.66%
Internet Retail	0.66%
Agricultural Products	0.62%
Aerospace & Defense	0.61%
Diversified Support Services	0.60%
Construction & Engineering	0.59%
Coal & Consumable Fuels	0.56%
Personal Products	0.53%
Airlines	0.52%
Heavy Electrical Equipment	0.50%
Distillers & Vintners	0.47%
General Merchandise Stores	0.45%
Department Stores	0.44%
Advertising	0.43%
Tobacco	0.42%
Hotels, Resorts & Cruise Lines	0.38%
Commodity Chemicals	0.33%
Tires & Rubber	0.22%

98.71%

Short-Term and Other Investments	Percentage (based on Fair Value)
Short-Term	1.24%
Other Investments	0.05%

1.29%

100.00%

GE International Equity Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Fair Value
Common Stock—93.5% †
Australia—2.3%
Brambles Ltd.	25,106	$183,233
Lynas Corporation Ltd.	104,347	220,339	(a)
Paladin Energy Ltd.	48,460	244,892	(a)
		648,464

Brazil—3.0%
Banco Santander Brasil S.A.	22,500	305,648
Petroleo Brasileiro S.A. ADR	9,113	311,391
Vale S.A. ADR	8,393	253,636	(a)
		870,675

Canada—4.3%
Kinross Gold Corp.	4,218	80,272
Potash Corporation of Saskatchewan Inc.	4,033	626,878
Research In Motion Ltd.	4,982	291,154	(a)
Suncor Energy Inc.	5,864	225,908
		1,224,212

Chile—0.3%
Sociedad Quimica y Minera de Chile S.A. ADR	1,567	91,544

China—1.8%
Baidu Inc. ADR	2,077	200,493	(a)
Bank of China Ltd.	253,998	134,291
CSR Corp Ltd.	139,098	182,872
		517,656

Denmark—0.6%
AP Moller—Maersk A/S	19	172,766

France—11.0%
AXA S.A.	14,935	249,449
BNP Paribas	8,339	532,622	(h)
Cap Gemini S.A.	4,454	208,716
Cie Generale d’Optique Essilor International S.A.	6,888	445,166
Credit Agricole S.A.	8,611	109,791
European Aeronautic Defence and Space Company N.V.	9,397	219,858
Safran S.A.	6,822	242,530
Schneider Electric S.A.	3,138	471,496
Total S.A.	5,596	297,665	(h)
Veolia Environnement S.A.	6,897	202,356
Vinci S.A.	3,504	191,228
		3,170,877

Germany—11.3%
Adidas AG	3,149	206,538
Bayer AG	3,269	242,520
Daimler AG	4,975	338,583
Deutsche Boerse AG	5,299	368,240
Linde AG	3,586	546,266
Metro AG	5,620	406,229
SAP AG	3,964	202,612
Siemens AG	5,896	733,237
ThyssenKrupp AG	4,818	200,274
		3,244,499

Hong Kong—1.7%
AIA Group Ltd.	42,734	120,116	(a)
Esprit Holdings Ltd.	21,068	100,006
Hutchison Whampoa Ltd.	24,987	257,788
		477,910

India—1.2%
Larsen & Toubro Ltd.	5,891	260,593
Power Grid Corporation of India Ltd.	38,028	83,599
		344,192

Ireland—0.6%
CRH PLC	7,854	164,897

Italy—1.3%
ENI S.p.A.	4,794	105,089
UniCredit S.p.A.	125,378	260,375
		365,464

Japan—14.0%
Daikin Industries Ltd.	5,000	177,548
FANUC Corp.	1,600	246,002
Mitsubishi Corp.	9,000	243,906
Mitsubishi Estate Company Ltd. (REIT)	7,982	148,214
Mitsubishi UFJ Financial Group Inc.	53,591	290,074	(h)
Nomura Holdings Inc.	60,729	385,617
SMC Corp.	1,300	222,958
Sony Financial Holdings Inc.	84	340,226
Sumitomo Metal Industries Ltd.	133,005	327,982
Sumitomo Realty & Development Company Ltd. (REIT)	6,000	143,444
Suzuki Motor Corp.	22,000	542,507
Taiyo Nippon Sanso Corp.	14,997	132,579
The Bank of Yokohama Ltd.	39,369	204,357
Toyota Motor Corp.	6,624	262,984
Unicharm Corp.	8,700	346,477
		4,014,875

Mexico—0.8%
America Movil SAB de C.V. ADR	3,852	220,874

Netherlands—2.8%
Koninklijke Ahold N.V.	11,905	157,731
Koninklijke Philips Electronics N.V.	15,018	461,779
Unilever N.V., CVA	6,287	196,520
		816,030

Russian Federation—0.5%
Mobile Telesystems OJSC ADR	7,048	147,092

South Africa—0.9%
MTN Group Ltd.	12,519	254,363

South Korea—1.5%
Samsung Electronics Company Ltd.	510	426,460

Spain—2.5%
Banco Santander S.A.	41,667	443,162	(h)
Telefonica S.A.	11,798	268,515
		711,677

Sweden—0.7%
Telefonaktiebolaget LM Ericsson	18,599	216,205

Switzerland—8.0%
Credit Suisse Group AG	7,865	317,857
Nestle S.A.	13,948	819,282	(h)
Novartis AG	5,349	315,339
Roche Holding AG	2,166	318,359	(h)
Syngenta AG	1,265	371,181
Zurich Financial Services AG	559	145,252
		2,287,270

Taiwan—2.8%
Delta Electronics Inc.	54,000	263,921
Taiwan Semiconductor Manufacturing Company Ltd.	203,037	494,422
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,116	51,615
		809,958

United Kingdom—19.6%
Autonomy Corporation PLC	7,079	166,803	(a)
BG Group PLC	18,300	371,322
BHP Billiton PLC	16,179	646,185
Diageo PLC	6,426	119,221
G4S PLC	38,189	152,227
G4S PLC	9,939	40,795
HSBC Holdings PLC	65,442	667,113
Lloyds Banking Group PLC	325,651	334,975	(a,h)
National Grid PLC	39,342	340,625
Prudential PLC	50,511	528,272	(h)
Reckitt Benckiser Group PLC	6,826	376,721	(h)
Rio Tinto PLC	8,640	606,899
Royal Dutch Shell PLC	15,110	505,905
Tesco PLC	54,030	359,516
The Capita Group PLC	15,120	164,880
Vodafone Group PLC	93,664	243,138	(h)
		5,624,597

Total Common Stock		26,822,557
(Cost $22,612,940)

Preferred Stock—2.5%
Fresenius SE	2,852	245,138
Volkswagen AG	2,926	476,541

Total Preferred Stock		721,679
(Cost $518,378)

Other Investments—0.1%
GEI Investment Fund	14,986	(k)
(Cost $15,775)

Total Investments in Securities	27,559,222
(Cost $23,147,093)

Short-Term Investments—14.9%
GE Money Market Fund Institutional Class
0.00%	4,280,267	(d,k)
(Cost $4,280,267)

Total Investments	31,839,489
(Cost $27,427,360)

Liabilities In Excess of Other Assets, net—(11.0)%	(3,165,254)

NET ASSETS—100.0%	$28,674,235

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
DJ Euro Stoxx 50 Index Futures	March 2011	42	$1,574,283	$(44,175)
FTSE 100 Index Futures	March 2011	15	1,383,957	(14,044)
Topix Index Futures	March 2011	7	773,319	(7,897)

				$(66,116)

The Fund was invested in the following categories at December 31, 2010 (unaudited):

Industry	Percentage (based on Fair Value)
Diversified Financial Services	9.67%
Integrated Oil & Gas	5.71%
Automobile Manufacturers	5.09%
Diversified Metals & Mining	4.63%
Industrial Conglomerates	4.56%
Fertilizers & Agricultural Chemicals	3.42%
Packaged Foods & Meats	3.19%
Life & Health Insurance	3.10%
Semiconductors	3.05%
Pharmaceuticals	2.75%
Wireless Telecommunication Services	2.72%
Steel	2.46%
Household Products	2.27%
Industrial Gases	2.13%
Multi-Utilities	1.71%
Food Retail	1.62%
Communications Equipment	1.59%
Electrical Components & Equipment	1.48%
Industrial Machinery	1.47%
Aerospace & Defense	1.45%
Construction & Engineering	1.42%
Healthcare Supplies	1.40%
Hypermarkets & Super Centers	1.28%

Multi-Line Insurance	1.24%
Investment Banking & Brokerage	1.21%
Application Software	1.16%
Specialized Finance	1.16%
Diversified Capital Markets	1.00%
Diversified Real Estate Activities	0.92%
Integrated Telecommunication Services	0.84%
Electronic Components	0.83%
Healthcare Services	0.77%
Coal & Consumable Fuels	0.77%
Trading Companies & Distributors	0.77%
IT Consulting & Other Services	0.66%
Apparel, Accessories & Luxury Goods	0.65%
Regional Banks	0.64%
Internet Software & Services	0.63%
Security & Alarm Services	0.61%
Diversified Support Services	0.58%
Construction & Farm Machinery & Heavy Trucks	0.57%
Building Products	0.56%
Marine	0.54%
Construction Materials	0.52%
Human Resource & Employment Services	0.52%
Distillers & Vintners	0.37%
Apparel Retail	0.31%
Electric Utilities	0.26%
Gold	0.25%

86.51%

Short-Term and Other Investments	Percentage (based on Fair Value)
Short-Term	13.44%
Other Investments	0.05%

13.49%

100.00%

GE Premier Growth Equity Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Fair Value
Common Stock—96.8% †
Application Software—1.5%
Intuit Inc.	59,395	$2,928,174	(a)

Asset Management & Custody Banks—3.1%
State Street Corp.	134,781	6,245,752	(e)

Biotechnology—4.9%
Amgen Inc.	125,643	6,897,801	(a,h)
Gilead Sciences Inc.	82,239	2,980,341	(a)
		9,878,142

Cable & Satellite—8.3%
Comcast Corp.	127,927	2,662,161
DIRECTV	185,951	7,425,023	(a)
Liberty Global Inc.	198,744	6,735,434	(a)
		16,822,618

Communications Equipment—8.0%
Cisco Systems Inc.	235,295	4,760,018	(a,h)
QUALCOMM Inc.	185,038	9,157,531
Research In Motion Ltd.	40,206	2,337,175	(a)
		16,254,724

Computer Hardware—3.6%
Apple Inc.	22,405	7,226,957	(a)

Data Processing & Outsourced Services—9.6%
Paychex Inc.	141,634	4,377,907
The Western Union Co.	456,883	8,484,317
Visa Inc.	92,290	6,495,370
		19,357,594

Diversified Support Services—2.3%
Iron Mountain Inc.	185,038	4,627,800

Fertilizers & Agricultural Chemicals—2.6%
Monsanto Co.	76,756	5,345,288

Healthcare Equipment—2.9%
Covidien PLC	127,938	5,841,649

Healthcare Facilities—1.1%
VCA Antech Inc.	95,945	2,234,559	(a)

Healthcare Services—5.8%
Express Scripts Inc.	159,909	8,643,081	(a)
Lincare Holdings Inc.	114,221	3,064,549
		11,707,630

Home Improvement Retail—2.8%
Lowe’s companies Inc.	228,442	5,729,325

Home Furnishing Retail—3.3%
Bed Bath & Beyond Inc.	137,065	6,736,745	(a,h)

Hotels, Resorts & Cruise Lines—2.2%
Carnival Corp.	98,230	4,529,385

Industrial Machinery—3.2%
Dover Corp.	109,652	6,409,159

Internet Software & Services—5.5%
Baidu Inc. ADR	53,940	5,206,828	(a)
eBay Inc.	210,166	5,848,920	(a,h)
		11,055,748

Investment Banking & Brokerage—3.3%
The Goldman Sachs Group Inc.	39,749	6,684,192

Life & Health Insurance—1.4%
Aflac Inc.	49,343	2,784,426	(h)

Oil & Gas Equipment & Services—4.7%
Schlumberger Ltd.	114,221	9,537,454

Real Estate Services—2.1%
CB Richard Ellis Group Inc. (REIT)	208,796	4,276,142	(a)

Soft Drinks—3.8%
PepsiCo Inc.	118,790	7,760,551

Specialized Finance—4.1%
CME Group Inc.	26,042	8,379,014

Systems Software—3.1%
Microsoft Corp.	221,588	6,186,737

Wireless Telecommunication Services—3.6%
American Tower Corp.	139,349	7,195,982	(a)

Total Common Stock		195,735,747
(Cost $164,387,431)

Other Investments—0.0%*
GEI Investment Fund		11,659	(k)
(Cost $12,273)

Total Investments in Securities		195,747,406
(Cost $164,399,704)

Short-Term Investments—1.6%
GE Money Market Fund Institutional Class
0.00%	3,208,357	(d,k)
(Cost $3,208,357)

Total Investments	198,955,763
(Cost $167,608,061)

Other Assets and Liabilities, net—1.6%	3,255,596

NET ASSETS—100.0%	$202,211,359

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 EMini Index Futures	March 2011	16	$1,002,400	$(2,333)

GE Money Market Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

		Principal Amount	Amortized Cost
Short-Term Investments—119.1% †
U.S. Treasury—15.3%
U.S. Treasury Bills
0.13%	02/17/11	$25,050,000	$25,045,748	(d)
U.S. Treasury Notes
0.88%	02/28/11 - 04/30/11	48,850,000	48,927,777
1.00%	07/31/11	32,250,000	32,396,688
			106,370,213

U.S. Government Agency and Related—12.0%
Federal Home Loan Bank
0.75%	03/25/11	5,000,000	5,005,655	(d)
FHLB Disc Corp
0.17%	02/16/11 - 03/25/11	50,550,000	50,541,618	(d)
FNMA Discount Note
0.27%	01/05/11	14,000,000	13,999,580	(d)
Freddie Mac
0.35%	04/01/11	14,230,000	14,239,009	(d,i)
			83,785,862

Foreign Agency—1.8%
KFW
3.25%	02/15/11	12,500,000	12,541,909

Commercial Paper—24.2%
Banco Bilbao Viz London
0.50%	02/25/11	15,750,000	15,737,969	(d)
Caisse D’Amort Dette Soc
0.26%	03/15/11	18,600,000	18,590,194	(b,d)
Commonwealth Bank Australia
0.27%	02/25/11	26,000,000	25,989,275	(d)
Credit Suisse NY
0.25%	01/19/11	17,600,000	17,597,800	(d)
European Investment Bank
0.26%	01/05/11	17,500,000	17,499,495	(d)
Nordea North America Inc
0.33%	01/06/11	13,200,000	13,199,395	(d)
Societe Generale N Amer
0.33%	02/07/11	17,250,000	17,244,238	(d)
0.50%	02/01/11	15,500,000	15,493,326	(d)
UBS Finance Delaware LLC
0.28%	02/14/11	8,800,000	8,796,989	(d)
Westpac Banking Corp
0.31%	04/08/11	18,300,000	18,284,714	(d)
			168,433,395

Repurchase Agreements—14.5%
Deutsche Bank Securities, Inc. Gov Agcy Repo
0.22%	01/03/11	11,000,000	11,000,000	(d)
Goldman Sachs & Co. Gov Agcy Repo
0.14%	01/03/11	34,900,000	34,900,000	(d)
HSBC Securities (USA) Inc. Gov Agcy Repo
0.21%	01/03/11	29,100,000	29,100,000	(d)
J.P. Morgan Securities LLC Gov Agcy Repo
0.18%	01/03/11	25,750,000	25,750,000	(d)
			100,750,000

Certificates of Deposit—46.1%
Abbey National Treasury Services
0.34%	02/25/11	34,900,000	34,900,000	(d,i)
Banco Bilbao Viz Arg NY
0.56%	03/07/11	12,000,000	12,000,108	(d)
Bank of Montreal Chicago
0.24%	01/20/11	13,200,000	13,200,000	(d)
Bank of Nova Scotia Houston
0.30%	04/04/11	16,450,000	16,450,000	(d)
Barclays Bank PLC NY
0.36%	05/03/11	20,850,000	20,850,000	(d,i)
0.41%	06/20/11	9,100,000	9,100,000	(d,i)
BNP Paribas NY
0.33%	02/18/11	13,000,000	13,000,000	(d)
Credit Agricole CIB NY
0.29%	02/03/11	24,750,000	24,750,000	(d)
Deutsche Bank Ag NY
0.47%	01/10/11	25,200,000	25,200,000	(d,i)
National Australia BK NY
0.32%	06/10/11	15,050,000	15,050,000	(d,i)
Nordea Bank Finland NY
0.28%	03/17/11	16,700,000	16,700,000	(d)
Rabobank Nederland NV NY
0.29%	01/13/11	15,100,000	15,100,000	(d)
0.55%	02/01/11	10,600,000	10,600,545	(d)
Royal Bank of Canada NY
0.26%	02/24/11	13,000,000	13,000,000	(d,i)
0.28%	08/26/11	12,000,000	12,000,000	(d,i)
Royal Bk of Scotland CT
0.29%	01/20/11	22,900,000	22,900,000	(d)
Svenska Handelsbanken NY
0.30%	02/28/11	14,250,000	14,250,227	(d)
Toronto-Dominion Bank NY
0.25%	03/03/11	16,550,000	16,550,000	(d)
Westpac Banking Corp NY
0.29%	05/13/11	14,900,000	14,900,000	(d,i)
			320,500,880

Corporate Notes—2.0%
Australia & NZ Banking Group
0.45%	04/26/11	8,150,000	8,156,000	(b,d,i)
National Australia Bank
0.37%	07/07/11	5,650,000	5,653,423	(b,d,i)
			13,809,423

Supranationals—1.6%
Intl Bk Recon & Develop
0.31%	07/13/11	10,950,000	10,950,000	(d,i)

Time Deposit—1.6%
State Street Corp.
0.01%	01/03/11	11,402,219	11,402,219	(e)

Total Short Term Investments			828,543,901
(Cost $828,543,901)

Liabilities In Excess of Other Assets, net—(19.1)%			(132,866,750)

NET ASSETS—100.0%			$695,677,151

GE Government Securities Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

		Principal Amount	Fair Value
Bonds and Notes—92.0% †
U.S. Treasuries—91.2%
U.S. Treasury Bonds
3.88%	08/15/40	$8,368,900	$7,708,544	(h)
U.S. Treasury Notes
0.27%	09/30/11	6,172,000	6,205,273	(d,h)
1.13%	12/15/11	7,000,000	7,052,773	(h)
1.25%	09/30/15	37,657,000	36,536,102	(h)
2.63%	08/15/20	24,929,500	23,634,338	(h)
3.25%	07/31/16	4,530,400	4,768,599	(h)
4.75%	05/31/12	1,000,000	1,060,977	(h)
4.88%	02/15/12	500,000	525,059	(h)
			87,491,665

Agency Mortgage Backed—0.5%
Federal Home Loan Mortgage Corp.
6.50%	04/01/31	1,302	1,464	(h)
7.00%	12/01/26 - 02/01/30	769	875	(h)
7.50%	05/01/11 - 04/01/12	8,693	8,775	(h)
Federal National Mortgage Assoc.
6.00%	06/01/35	45,618	50,609	(h)
7.50%	12/01/23	40,779	46,360	(h)
9.00%	05/01/21 - 07/01/21	9,712	10,897	(h)
5.00%	TBA	158,000	167,628	(c)
Government National Mortgage Assoc.
8.50%	05/15/21 - 10/15/22	3,226	3,465	(h)
9.00%	07/15/16	174,037	195,627	(h)
			485,700

Asset Backed—0.2%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
4.40%	01/25/34	2,421	1,999	(d)
Residential Asset Securities Corp. (Series 2003) (Class AIIB)
46.15%	11/25/33	352,950	180,601	(d,h)
			182,600

Non-Agency Collateralized Mortgage Obligations—0.1%
Residential Accredit Loans Inc. (Class A2)
30.43%	03/25/34	86,366	67,104	(d,h)
Thornburg Mortgage Securities Trust (Class A)
4.20%	04/25/43	77,988	72,803	(d,h)
			139,907

Total Bonds and Notes			88,299,872
(Cost $90,812,268)

Other Investments—0.3%
GEI Investment Fund	333,453	(k)
(Cost $351,003)

Total Investment in Securities	88,633,325
(Cost $91,163,271)

Short-Term Investments—7.7%
GE Money Market Fund Institutional Class
0.00%	7,378,756	(d,k)
(Cost $7,378,756)

Total Investments	96,012,081
(Cost $98,542,027)

Liabilities In Excess of Other Assets, net—(0.0)%*	(32,317)

NET ASSETS—100.0%	$95,979,764

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
2 Yr. U.S. Treasury Notes Futures	March 2011	161	$35,243,906	$(37,536)

The Fund had the following short futures contracts open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long U.S. Treasury Bond Futures	March 2011	16	$(2,033,500)	$(54,357)
5 Yr. U.S. Treasury Notes Futures	March 2011	101	(11,889,594)	144,754
10 Yr. U.S. Treasury Notes Futures	March 2011	8	(963,500)	(13,500)

				$39,361

GE Core Value Equity Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Fair Value
Common Stock—96.3% †
Advertising—2.0%
Omnicom Group Inc.	17,103	$783,317

Aerospace & Defense—2.3%
Honeywell International Inc.	14,194	754,553
Rockwell Collins Inc.	2,742	159,749
		914,302

Agricultural Products—1.0%
Archer-Daniels-Midland Co.	12,602	379,068

Air Freight & Logistics—0.8%
FedEx Corp.	3,376	314,002

Asset Management & Custody Banks—5.2%
Ameriprise Financial Inc.	12,377	712,296
Invesco Ltd.	12,940	311,336
State Street Corp.	10,577	490,138	(e)
The Bank of New York Mellon Corp.	18,343	553,959
		2,067,729

Biotechnology—1.9%
Amgen Inc.	5,627	308,922	(a)
Gilead Sciences Inc.	11,815	428,176	(a)
		737,098

Coal & Consumable Fuels—0.5%
Peabody Energy Corp.	3,106	198,722

Communications Equipment—1.1%
Cisco Systems Inc.	21,942	443,887	(a)

Computer Hardware—0.8%
Hewlett-Packard Co.	7,643	321,770

Construction & Farm Machinery & Heavy Trucks—1.4%
Deere & Co.	6,442	535,008

Consumer Finance—0.7%
American Express Co.	6,750	289,710

Data Processing & Outsourced Services—1.6%
The Western Union Co.	34,502	640,702

Department Stores—0.5%
Macy’s Inc.	8,407	212,697

Diversified Financial Services—7.3%
Bank of America Corp.	36,029	480,627
Citigroup Inc.	69,188	327,259	(a)
JPMorgan Chase & Co.	26,556	1,126,506
US BanCorp	6,551	176,680
Wells Fargo & Co.	25,317	784,574
		2,895,646

Diversified Metals & Mining—1.1%
Freeport-McMoRan Copper & Gold Inc.	3,473	417,073

Drug Retail—0.4%
CVS Caremark Corp.	5,064	176,075

Electric Utilities—2.0%
Edison International	4,276	165,054
Entergy Corp.	2,813	199,245
NextEra Energy Inc.	5,241	272,480
Northeast Utilities	5,132	163,608
		800,387

Electrical Components & Equipment—0.5%
Cooper Industries PLC	3,376	196,787

Electronic Components—0.7%
Corning Inc.	14,194	274,228

Fertilizers & Agricultural Chemicals—0.8%
Potash Corporation of Saskatchewan Inc.	2,075	321,272

General Merchandise Stores—0.6%
Target Corp.	3,821	229,757

Gold—0.6%
Barrick Gold Corp.	4,501	239,363

Healthcare Distributors—0.5%
Cardinal Health Inc.	5,063	193,964

Healthcare Equipment—2.2%
Becton Dickinson and Co.	1,463	123,653
Covidien PLC	16,237	741,381
		865,034

Healthcare Services—1.3%
Medco Health Solutions Inc.	2,588	158,567	(a)
Omnicare Inc.	14,740	374,249
		532,816

Home Improvement Retail—0.8%
Lowe’s companies Inc.	12,884	323,131

Homefurnishing Retail—0.3%
Bed Bath & Beyond Inc.	2,475	121,646	(a)

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	1,638	75,528

Household Products—3.6%
Clorox Co.	7,861	497,444
The Procter & Gamble Co.	14,194	913,100
		1,410,544

Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	9,172	122,354	(a)
The AES Corp.	9,901	120,594	(a)
		242,948

Industrial Machinery—0.2%
Eaton Corp.	764	77,554

Integrated Oil & Gas—6.7%
Chevron Corp.	12,378	1,129,493
Exxon Mobil Corp.	11,253	822,819
Marathon Oil Corp.	7,877	291,685
Suncor Energy Inc.	9,902	379,148
		2,623,145

Integrated Telecommunication Services—3.1%
AT&T Inc.	24,348	715,344
Verizon Communications Inc.	14,194	507,861
		1,223,205

Investment Banking & Brokerage—0.8%
Morgan Stanley	12,010	326,792

IT Consulting & Other Services—2.7%
International Business Machines Corp.	7,314	1,073,403	(h)

Life & Health Insurance—3.6%
MetLife Inc.	7,752	344,499
Principal Financial Group Inc.	13,102	426,601
Prudential Financial Inc.	10,919	641,054
		1,412,154

Life Sciences Tools & Services—1.0%
Thermo Fisher Scientific Inc.	6,879	380,821	(a)

Movies & Entertainment—4.8%
News Corp.	33,629	489,638
The Walt Disney Co.	12,556	470,976
Time Warner Inc.	28,606	920,255
		1,880,869

Multi-Utilities—1.2%
Dominion Resources Inc.	10,919	466,460

Oil & Gas Equipment & Services—2.3%
Halliburton Co.	3,276	133,759
National Oilwell Varco Inc.	2,814	189,242
Schlumberger Ltd.	4,661	389,194
Weatherford International Ltd.	7,989	182,149	(a)
		894,344

Oil & Gas Exploration & Production—2.5%
Apache Corp.	6,114	728,972
Devon Energy Corp.	3,057	240,005
		968,977

Oil & Gas Storage & Transportation—1.4%
El Paso Corp.	27,005	371,589
Spectra Energy Corp.	7,097	177,354
		548,943

Packaged Foods & Meats—2.2%
Kraft Foods Inc.	20,418	643,371
McCormick & Company Inc.	2,363	109,950
Nestle S.A. ADR	2,251	132,404
		885,725

Pharmaceuticals—4.7%
Bristol-Myers Squibb Co.	11,252	297,953
Johnson & Johnson	14,194	877,899
Novartis AG ADR	4,705	277,360
Pfizer Inc.	22,848	400,068
		1,853,280

Property & Casualty Insurance—1.1%
ACE Ltd.	7,202	448,324

Railroads—1.3%
Union Pacific Corp.	5,350	495,731

Reinsurance—0.9%
PartnerRe Ltd.	4,329	347,835

Semiconductor Equipment—0.7%
KLA-Tencor Corp.	6,639	256,531

Semiconductors—4.0%
Intel Corp.	41,490	872,535
Microchip Technology Inc.	5,027	171,974
Texas Instruments Inc.	16,050	521,625
		1,566,134

Soft Drinks—1.9%
PepsiCo Inc.	11,574	756,129

Steel—1.3%
Allegheny Technologies Inc.	9,062	500,041

Systems Software—4.4%
Microsoft Corp.	39,307	1,097,451
Oracle Corp.	20,199	632,229
		1,729,680

Wireless Telecommunication Services—0.2%
American Tower Corp.	1,801	93,004	(a)

Total Common Stock		37,963,292
(Cost $32,325,897)

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	7,923	126,372	(p)
Industrial Select Sector SPDR Fund	14,241	497,011	(h,p)

Total Exchange Traded Funds		623,383
(Cost $670,291)

Other Investments—0.0%*
GEI Investment Fund		10,942	(k)
(Cost $11,518)

Total Investments in Securities		38,597,617
(Cost $33,007,706)

Short-Term Investments—3.0%
GE Money Market Fund Institutional Class
0.00%		1,190,189	(d,k)
(Cost $1,190,189)

Total Investments		39,787,806
(Cost $34,197,895)

Liabilities in Excess of Other Assets, net—(0.9)%		(344,753)

NET ASSETS—100%		$39,443,053

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2011	8	$501,200	$6,416

GE Small-Cap Equity Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Fair Value
Common Stock—93.0% †

Advertising—1.0%
Arbitron Inc.	9,500	$394,440

Aerospace & Defense—0.8%
Teledyne Technologies Inc.	7,200	316,584	(a)

Agricultural Products—0.7%
Darling International Inc.	19,900	264,272	(a)

Air Freight & Logistics—0.2%
UTi Worldwide Inc.	4,464	94,637

Apparel Retail—1.5%
Aeropostale Inc.	10,300	253,792	(a)
American Eagle Outfitters Inc.	5,400	79,002
The Buckle Inc.	6,700	253,059
		585,853

Apparel, Accessories & Luxury Goods—0.9%
Columbia Sportswear Co.	3,900	235,170
Maidenform Brands Inc.	5,400	128,358	(a)
		363,528

Application Software—4.7%
ACI Worldwide Inc.	4,100	110,167	(a)
Blackbaud Inc.	13,400	347,060
Blackboard Inc.	4,400	181,720	(a)
Bottomline Technologies Inc.	7,400	160,654	(a)
Concur Technologies Inc.	2,200	114,246	(a)
Ebix Inc.	5,800	137,286	(a)
Parametric Technology Corp.	15,100	340,203	(a)
SolarWinds Inc.	8,800	169,400	(a)
Solera Holdings Inc.	1,600	82,112
SS&C Technologies Holdings Inc.	1,200	24,612	(a)
Ultimate Software Group Inc.	4,400	213,972	(a)
		1,881,432

Asset Management & Custody Banks—1.1%
Affiliated Managers Group Inc.	2,625	260,453	(a)
Financial Engines Inc.	5,400	107,082	(a)
Waddell & Reed Financial Inc.	1,500	52,935
		420,470

Biotechnology—1.1%
Cubist Pharmaceuticals Inc.	2,700	57,780	(a)
Genomic Health Inc.	4,400	94,116	(a)
Martek Biosciences Corp.	4,832	151,242	(a)
Myriad Genetics Inc.	6,600	150,744	(a)
		453,882

Coal & Consumable Fuels—0.6%
James River Coal Co.	9,275	234,936	(a)

Commodity Chemicals—0.7%
Koppers Holdings Inc.	7,825	279,978

Communications Equipment—0.4%
Blue Coat Systems Inc.	5,100	152,337	(a)

Construction & Engineering—1.7%
Chicago Bridge & Iron Company N.V.	8,050	264,845	(a)
Quanta Services Inc.	8,800	175,296	(a)
URS Corp.	5,900	245,499	(a)
		685,640

Construction & Farm Machinery & Heavy Trucks—2.1%
AGCO Corp.	4,785	242,408	(a)
Cascade Corp.	3,750	177,300
Trinity Industries Inc.	10,175	270,757
Wabtec Corp.	2,900	153,381
		843,846

Data Processing & Outsourced Services—1.6%
Global Cash Access Holdings Inc.	20,100	64,119	(a)
Jack Henry & Associates Inc.	4,400	128,260
NeuStar Inc.	2,900	75,545	(a)
VeriFone Systems Inc.	6,200	239,072	(a)
Wright Express Corp.	3,200	147,200	(a)
		654,196

Distributors—1.1%
LKQ Corp.	19,800	449,856	(a)

Diversified Metals & Mining—0.6%
Compass Minerals International Inc.	2,700	241,029

Diversified Real Estate Activities—0.2%
Coresite Realty Corp. (REIT)	4,600	62,744

Diversified Support Services—1.3%
Copart Inc.	4,100	153,135	(a)
Healthcare Services Group Inc.	11,500	187,105
Ritchie Bros Auctioneers Inc.	7,300	168,265
		508,505

Education Services—1.3%
American Public Education Inc.	3,300	122,892	(a)
Capella Education Co.	1,900	126,502	(a)
K12 Inc.	4,400	126,104	(a)
Lincoln Educational Services Corp.	2,700	41,877
Strayer Education Inc.	700	106,554
		523,929

Electric Utilities—0.8%
IDACORP Inc.	8,300	306,934

Electrical Components & Equipment—1.4%
Brady Corp.	8,800	286,968
Woodward Governor Co.	7,500	281,700
		568,668

Electronic Equipment & Instruments—1.4%
Elster Group SE ADR	2,700	45,630	(a)
FARO Technologies Inc.	4,400	144,496	(a)
National Instruments Corp.	6,570	247,295
Newport Corp.	5,750	99,877	(a)
		537,298

Environmental & Facilities Services—1.4%
ABM Industries Inc.	11,000	289,300
Waste Connections Inc.	9,900	272,547
		561,847

Food Distributors—0.2%
Spartan Stores Inc.	3,700	62,715

Food Retail—0.6%
Ruddick Corp.	6,600	243,144

Footwear—0.7%
Deckers Outdoor Corp.	3,400	271,116	(a)

Healthcare Distributors—0.8%
Owens & Minor Inc.	10,350	304,601

Healthcare Equipment—2.7%
American Medical Systems Holdings Inc.	7,300	137,678	(a)
Gen-Probe Inc.	3,700	215,895	(a)
Integra LifeSciences Holdings Corp.	4,400	208,120	(a)
Masimo Corp.	4,400	127,908
NuVasive Inc.	7,330	188,014	(a)
SonoSite Inc.	2,900	91,640	(a)
Teleflex Inc.	2,200	118,382
		1,087,637

Healthcare Facilities—0.5%
Sun Healthcare Group Inc.	2,933	37,132	(a)
VCA Antech Inc.	7,321	170,506	(a)
		207,638

Healthcare Services—2.9%
Bio-Reference Laboratories Inc.	20,600	456,908	(a)
HMS Holdings Corp.	4,400	284,988	(a)
Mednax Inc.	5,900	397,011	(a)
		1,138,907

Healthcare Supplies—1.1%
Immucor Inc.	4,445	88,144	(a)
Meridian Bioscience Inc.	4,400	101,904
West Pharmaceutical Services Inc.	5,900	243,080
		433,128

Healthcare Technology—1.3%
athenahealth Inc.	2,200	90,156	(a)
Computer Programs & Systems Inc.	4,800	224,832
MedAssets Inc.	10,300	207,957	(a)
		522,945

Home Furnishing Retail—0.8%
Aaron’s Inc.	14,750	300,753

Household Products—0.3%
WD-40 Co.	2,900	116,812

Housewares & Specialties—1.3%
Jarden Corp.	12,400	382,788
Tupperware Brands Corp.	2,900	138,243
		521,031

Industrial Machinery—4.2%
CLARCOR Inc.	5,900	253,051
Flowserve Corp.	1,200	143,064
Harsco Corp.	3,700	104,784
IDEX Corp.	7,400	289,488
Middleby Corp.	2,875	242,707	(a)
Mueller Industries Inc.	3,600	117,720
Nordson Corp.	2,450	225,106
Robbins & Myers Inc.	3,500	125,230
Timken Co.	3,725	177,794
		1,678,944

Insurance Brokers—0.8%
Arthur J Gallagher & Co.	4,400	127,952
Brown & Brown Inc.	7,400	177,156
		305,108

Internet Software & Services—1.2%
Art Technology Group Inc.	18,600	111,228	(a)
comScore Inc.	6,600	147,246	(a)
Constant Contact Inc.	5,300	164,247	(a)
LogMeIn Inc.	1,500	66,510	(a)
		489,231

Investment Banking & Brokerage—1.3%
GFI Group Inc.	21,600	101,304
Raymond James Financial Inc.	12,600	412,020
		513,324

IT Consulting & Other Services—0.2%
SRA International Inc.	3,800	77,710	(a)

Leisure Products—0.6%
Polaris Industries Inc.	3,225	251,615

Life Sciences Tools & Services—2.6%
Bio-Rad Laboratories Inc.	2,200	228,470	(a)
Bruker Corp.	19,800	328,680	(a)
ICON PLC ADR	10,000	219,000	(a)
Luminex Corp.	7,347	134,303	(a)
Techne Corp.	1,900	124,773
		1,035,226

Managed Healthcare—1.3%
Centene Corp.	9,550	241,997	(a)
Molina Healthcare Inc.	10,100	281,285	(a)
		523,282

Metal & Glass Containers—1.2%
Aptargroup Inc.	5,900	280,663
Silgan Holdings Inc.	5,800	207,698
		488,361

Multi-Line Insurance—1.0%
HCC Insurance Holdings Inc.	13,800	399,372

Multi-Utilities—0.5%
OGE Energy Corp.	4,675	212,899

Office Electronics—0.4%
Zebra Technologies Corp.	4,400	167,156	(a)

Office REITs—1.6%
BioMed Realty Trust Inc.	16,700	311,455
Digital Realty Trust Inc.	6,500	335,010
		646,465

Office Services & Supplies—0.2%
Herman Miller Inc.	2,900	73,370

Oil & Gas Drilling—0.5%
Pioneer Drilling Co.	22,508	198,295	(a)

Oil & Gas Equipment & Services—2.8%
Dril-Quip Inc.	3,000	233,160	(a)
Oil States International Inc.	8,100	519,129	(a)
Superior Energy Services Inc.	7,300	255,427	(a)
Tetra Technologies Inc.	10,300	122,261	(a)
		1,129,977

Oil & Gas Exploration & Production—2.7%
Brigham Exploration Co.	3,700	100,788	(a)
Gulfport Energy Corp.	4,400	95,260	(a)
Oasis Petroleum Inc.	4,400	119,328	(a)
Resolute Energy Corp.	8,100	119,556	(a)
Rosetta Resources Inc.	2,900	109,156	(a)
SandRidge Energy Inc.	14,700	107,604	(a)
SM Energy Co.	7,300	430,189
		1,081,881

Packaged Foods & Meats—4.7%
Del Monte Foods Co.	26,075	490,210
Flowers Foods Inc.	10,300	277,173
Lancaster Colony Corp.	4,400	251,680
Smart Balance Inc.	13,300	57,589	(a)
Smithfield Foods Inc.	15,275	315,123	(a)
Snyders-Lance Inc.	7,400	173,456
The Hain Celestial Group Inc.	6,600	178,596	(a)
TreeHouse Foods Inc.	2,200	112,398	(a)
		1,856,225

Paper Packaging—0.9%
Packaging Corporation of America	14,500	374,680

Personal Products—0.3%
Alberto-Culver Co.	2,900	107,416

Property & Casualty Insurance—2.4%
Alleghany Corp.	300	91,911	(a)
Allied World Assurance Company Holdings Ltd.	4,400	261,536
Argo Group International Holdings Ltd.	2,900	108,605
Aspen Insurance Holdings Ltd.	7,300	208,926
National Interstate Corp.	2,300	49,220
The Navigators Group Inc.	4,400	221,540	(a)
		941,738

Publishing—1.5%
John Wiley & Sons Inc.	8,125	367,575
Morningstar Inc.	4,400	233,552
		601,127

Railroads—1.1%
Genesee & Wyoming Inc.	8,100	428,895	(a)

Regional Banks—3.3%
Cullen Frost Bankers Inc.	4,500	275,040
Fulton Financial Corp.	8,000	82,720
Prosperity Bancshares Inc.	6,500	255,320
Sterling Bancorp	500	5,235
SVB Financial Group	5,100	270,555	(a)
UMB Financial Corp.	5,900	244,378
Westamerica Bancorp.	3,300	183,051
		1,316,299

Research & Consulting Services—0.6%
CoStar Group Inc.	3,700	212,972	(a)
Resources Connection Inc.	400	7,436
		220,408

Restaurants—1.1%
Cracker Barrel Old Country Store Inc.	7,000	383,390
Wendy's Arby's Group Inc.	15,600	72,072
		455,462

Semiconductor Equipment—0.9%
Rudolph Technologies Inc.	28,100	231,263	(a)
Varian Semiconductor Equipment Associates Inc.	3,900	144,183	(a)
		375,446

Semiconductors—1.2%
Microsemi Corp.	11,400	261,060	(a)
Semtech Corp.	8,800	199,232	(a)
		460,292

Specialized Consumer Services—0.3%
Matthews International Corp.	3,700	129,426

Specialized REITs—1.6%
Healthcare Realty Trust Inc.	11,700	247,689
Omega Healthcare Investors Inc.	14,100	316,404
Sabra Healthcare REIT Inc.	2,933	53,967
		618,060

Specialty Chemicals—2.0%
Arch Chemicals Inc.	6,075	230,425
Sensient Technologies Corp.	15,900	584,007
		814,432

Specialty Stores—1.4%
Jo-Ann Stores Inc.	5,300	319,166	(a)
Tractor Supply Co.	5,050	244,875
		564,041

Steel—0.7%
Commercial Metals Co.	16,103	267,149

Systems Software—2.0%
Ariba Inc.	8,800	206,712	(a)
MICROS Systems Inc.	8,300	364,038	(a)
Progress Software Corp.	3,700	156,584	(a)
Sourcefire Inc.	2,900	75,197	(a)
		802,531

Trading Companies & Distributors—0.7%
Applied Industrial Technologies Inc.	9,000	292,320

Trucking—1.4%
Landstar System Inc.	5,100	208,794
Old Dominion Freight Line Inc.	10,300	329,497	(a)
		538,291

Total Common Stock		37,033,722
(Cost $29,832,706)

Other Investments—0.0%*
GEI Investment Fund		7,891	(k)
(Cost $8,306)

Total Investments in Securities		37,041,613
(Cost $29,841,012)

Short-Term Investments—18.5%
GE Money Market Fund Institutional Class
0.00%		7,347,668	(d,k)
(Cost $7,347,668)

Total Investments	44,389,281
(Cost $37,188,680)

Liabilities in Excess of Other Assets, net—(11.5)%	(4,560,851)

NET ASSETS—100.0%	$39,828,430

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	March 2011	15	$1,173,450	$1,245

GE Total Return Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Fair Value
Domestic Equity—35.8% †
Advertising—0.5%
Omnicom Group Inc.	12,330	$564,714

Aerospace & Defense—0.7%
Alliant Techsystems Inc.	2,154	160,322	(a)
Hexcel Corp.	11,628	210,351	(a,h)
Honeywell International Inc.	8,024	426,556
Rockwell Collins Inc.	757	44,103
		841,332

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	3,479	104,648

Air Freight & Logistics—0.1%
FedEx Corp.	932	86,685
UTi Worldwide Inc.	2,991	63,409
		150,094

Apparel Retail—0.1%
Urban Outfitters Inc.	3,693	132,246	(a)

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	4,364	241,373

Application Software—0.3%
Blackboard Inc.	2,699	111,469	(a)
Citrix Systems Inc.	3,098	211,934	(a)
		323,403

Asset Management & Custody Banks—1.5%
Affiliated Managers Group Inc.	2,508	248,844	(a)
Ameriprise Financial Inc.	4,333	249,364
Franklin Resources Inc.	193	21,464
Invesco Ltd.	18,882	454,301
State Street Corp.	14,381	666,416	(e)
The Bank of New York Mellon Corp.	5,063	152,903
		1,793,292

Automobile Manufacturers—0.2%
O’Reilly Automotive Inc.	3,262	197,090

Biotechnology—1.4%
Alexion Pharmaceuticals Inc.	1,661	133,794	(a)
Amgen Inc.	11,090	608,841	(a,h)

Gilead Sciences Inc.	16,914	612,964	(a)
Human Genome Sciences Inc.	3,444	82,277	(a)
Incyte Corp Ltd.	4,781	79,173	(a)
Vertex Pharmaceuticals Inc.	3,348	117,280	(a)
		1,634,329

Brewers—0.0%
Molson Coors Brewing Co.	723	36,287

Broadcasting—0.1%
Discovery Communications Inc.	1,224	51,041	(a)
Discovery Communications Inc.	2,052	75,288	(a)
		126,329

Cable & Satellite—0.5%
DIRECTV	8,706	347,631	(a)
Liberty Global Inc.	8,177	277,119	(a)
		624,750

Casinos & Gaming—0.1%
Penn National Gaming Inc.	4,821	169,458	(a)

Coal & Consumable Fuels—0.1%
Peabody Energy Corp.	2,448	156,623

Communications Equipment—1.3%
Cisco Systems Inc.	25,091	507,591	(a,h)
Juniper Networks Inc.	5,836	215,465	(a)
QUALCOMM Inc.	17,168	849,644
		1,572,700

Computer Hardware—0.6%
Apple Inc.	2,080	670,925	(a)
Hewlett-Packard Co.	2,110	88,831
		759,756

Computer Storage & Peripherals—0.2%
Synaptics Inc.	6,300	185,094	(a)

Construction & Engineering—0.1%
Quanta Services Inc.	4,317	85,995	(a)

Construction & Farm Machinery & Heavy Trucks—0.3%
Cummins Inc.	1,054	115,951
Deere & Co.	2,360	195,998
		311,949

Consumer Finance—0.1%
American Express Co.	2,466	105,841

Data Processing & Outsourced Services—0.8%
Automatic Data Processing Inc.	723	33,460
The Western Union Co.	24,479	454,575
Visa Inc.	6,092	428,755
		916,790

Department Stores—0.0%*
Macy’s Inc.	2,321	58,721

Distributors—0.0%*
Genuine Parts Co.	782	40,148

Diversified Chemicals—0.0%*
EI du Pont de Nemours & Co.	902	44,992

Diversified Financial Services—0.9%
Bank of America Corp.	12,475	166,416
Citigroup Inc.	19,102	90,352	(a)
JPMorgan Chase & Co.	12,087	512,731
US BanCorp	2,724	73,467
Wells Fargo & Co.	8,602	266,576
		1,109,542

Diversified Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold Inc.	959	115,166

Diversified Real Estate Activities—0.0%*
Coresite Realty Corp. (REIT)	340	4,638

Diversified REITs—0.1%
Colonial Properties Trust	510	9,205
Cousins Properties Inc.	560	4,670
Vornado Realty Trust	1,170	97,496
		111,371

Diversified Support Services—0.1%
Iron Mountain Inc.	3,724	93,137

Drug Retail—0.0%*
CVS Caremark Corp.	1,398	48,608

Electric Utilities—0.7%
Edison International	1,986	76,660
Entergy Corp.	776	54,964
ITC Holdings Corp.	5,403	334,878
NextEra Energy Inc.	1,447	75,230
Northeast Utilities	6,488	206,837
Southern Co.	1,542	58,951
		807,520

Electrical Components & Equipment—0.3%
Cooper Industries PLC	4,694	273,613
Emerson Electric Co.	1,566	89,528
		363,141

Electronic Components—0.1%
Corning Inc.	3,918	75,696

Environmental & Facilities Services—0.1%
Stericycle Inc.	771	62,389	(a)

Fertilizers & Agricultural Chemicals—0.5%
Intrepid Potash Inc.	3,770	140,583	(a)
Monsanto Co.	6,602	459,763
		600,346

Food Distributors—0.0%*
Sysco Corp.	1,325	38,955

General Merchandise Stores—0.4%
Dollar General Corp.	3,482	106,793	(a)
Target Corp.	7,050	423,916
		530,709

Healthcare Distributors—0.0%*
Cardinal Health Inc.	1,398	53,557

Healthcare Equipment—0.9%
Becton Dickinson and Co.	404	34,146
Covidien PLC	10,785	492,443
Gen-Probe Inc.	2,072	120,901	(a)
Masimo Corp.	6,728	195,583
ResMed Inc.	8,259	286,092	(a)
		1,129,165

Healthcare Services—0.8%
Catalyst Health Solutions Inc.	4,827	224,407	(a)
Express Scripts Inc.	10,705	578,605	(a)
Medco Health Solutions Inc.	714	43,747	(a)
Omnicare Inc.	4,069	103,312
		950,071

Healthcare Technology—0.1%
MedAssets Inc.	6,791	137,110	(a)

Home Entertainment Software—0.2%
Activision Blizzard Inc.	16,134	200,707	(h)

Home Improvement Retail—0.5%
Home Depot Inc.	1,686	59,111
Lowe’s companies Inc.	23,272	583,661
		642,772

Home Building—0.1%
MDC Holdings Inc.	2,405	69,191

Home Furnishing Retail—0.2%
Bed Bath & Beyond Inc.	4,870	239,360	(a)

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	4,728	218,008
Hyatt Hotels Corp.	350	16,016	(a)
Marriott International Inc.	1,195	49,640
		283,664
Household Products—0.5%
Clorox Co.	2,899	183,449
Kimberly-Clark Corp.	954	60,140
The Procter & Gamble Co.	5,792	372,599
		616,188

Hypermarkets & Super Centers—0.0%*
Wal-Mart Stores Inc.	981	52,905

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	2,532	33,777	(a)
The AES Corp.	2,733	33,288	(a)
		67,065

Industrial Conglomerates—0.0%*
3M Co.	373	32,190

Industrial Gases—0.5%
Praxair Inc.	6,195	591,436

Industrial Machinery—0.3%
Eaton Corp.	943	95,724
Harsco Corp.	8,994	254,710
		350,434

Industrial REITs—0.1%
AMB Property Corp.	440	13,952
DCT Industrial Trust Inc.	1,020	5,416
ProLogis	3,850	55,594
		74,962

Integrated Oil & Gas—1.0%
Chevron Corp.	5,236	477,785
ConocoPhillips	1,903	129,594
Exxon Mobil Corp.	5,248	383,734	(h)
Marathon Oil Corp.	2,631	97,426
Occidental Petroleum Corp.	747	73,281
		1,161,820

Integrated Telecommunication Services—0.4%
AT&T Inc.	9,231	271,207
Verizon Communications Inc.	5,653	202,264
Windstream Corp.	1,832	25,538
		499,009

Internet Software & Services—0.7%
Equinix Inc.	3,579	290,830	(a)
Google Inc.	661	392,614	(a)
MercadoLibre Inc.	1,895	126,302	(a)
		809,746

Investment Banking & Brokerage—0.6%
Morgan Stanley	3,315	90,201
The Goldman Sachs Group Inc.	3,825	643,212
		733,413

IT Consulting & Other Services—0.4%
International Business Machines Corp.	3,291	482,987

Life & Health Insurance—0.6%
Aflac Inc.	3,770	212,741
MetLife Inc.	3,744	166,384
Principal Financial Group Inc.	3,617	117,770
Prudential Financial Inc.	3,761	220,808
		717,703

Life Sciences Tools & Services—0.9%
Covance Inc.	3,083	158,497	(a)
Illumina Inc.	3,661	231,888	(a)
Life Technologies Corp.	2,486	137,973	(a)
Mettler-Toledo International Inc.	1,316	198,992	(a)
Thermo Fisher Scientific Inc.	5,706	315,885	(a)
		1,043,235

Movies & Entertainment—0.5%
News Corp.	9,283	135,160	(h)
Regal Entertainment Group	5,561	65,286
The Walt Disney Co.	3,466	130,010
Time Warner Inc.	8,667	278,817
		609,273

Multi-Line Insurance—0.2%
HCC Insurance Holdings Inc.	9,951	287,982

Multi-Utilities—0.2%
Dominion Resources Inc.	5,012	214,113
Xcel Energy Inc.	1,143	26,918
		241,031

Office REITs—0.4%
Alexandria Real Estate Equities Inc.	310	22,711
Boston Properties Inc.	510	43,911
Brandywine Realty Trust	1,330	15,494
CommonWealth	960	24,490
Corporate Office Properties Trust	410	14,330
Digital Realty Trust Inc.	770	39,686
Douglas Emmett Inc.	6,694	111,120
Duke Realty Corp.	2,430	30,278
Kilroy Realty Corp.	570	20,788
Parkway Properties Inc.	530	9,286
SL Green Realty Corp.	1,785	120,505
		452,599

Oil & Gas Equipment & Services—1.3%
Dresser-Rand Group Inc.	3,877	165,121	(a)
Halliburton Co.	904	36,910
McDermott International Inc.	4,247	87,870	(a)
National Oilwell Varco Inc.	776	52,186
Schlumberger Ltd.	11,255	939,792
Weatherford International Ltd.	9,085	207,138	(a)
		1,489,017

Oil & Gas Exploration & Production—0.9%
Apache Corp.	3,173	378,317
Devon Energy Corp.	844	66,262
EQT Corp.	2,932	131,471
Petrohawk Energy Corp.	7,835	142,989	(a)
Pioneer Natural Resources Co.	1,779	154,453
Range Resources Corp.	2,611	117,443
Southwestern Energy Co.	1,599	59,851	(a)
		1,050,786

Oil & Gas Storage & Transportation—0.2%
El Paso Corp.	11,959	164,556
Spectra Energy Corp.	3,645	91,088
		255,644

Packaged Foods & Meats—0.5%
Kellogg Co.	916	46,789
Kraft Foods Inc.	8,395	264,526
McCormick & Company Inc.	3,362	156,434	(h)
Mead Johnson Nutrition Co.	1,895	117,964
		585,713

Personal Products—0.1%
Avon Products Inc.	2,076	60,329

Pharmaceuticals—0.9%
Abbott Laboratories	843	40,388
Bristol-Myers Squibb Co.	6,190	163,911
Hospira Inc.	2,703	150,530	(a)
Johnson & Johnson	6,304	389,902
Merck & Company Inc.	1,652	59,538
Pfizer Inc.	11,897	208,317
		1,012,586

Property & Casualty Insurance—0.3%
ACE Ltd.	4,592	285,852
The Travelers companies Inc.	867	48,301
		334,153

Railroads—0.2%
Union Pacific Corp.	2,393	221,736

Real Estate Operating Companies—0.0%*
Hudson Pacific Properties Inc. (REIT)	690	10,384

Real Estate Services—0.4%
CB Richard Ellis Group Inc. (REIT)	20,205	413,798	(a,h)

Regional Banks—0.2%
Regions Financial Corp.	11,317	79,219	(h)
Zions Bancorp.	4,567	110,658
		189,877

Reinsurance—0.1%
PartnerRe Ltd.	1,225	98,429

Research & Consulting Services—0.2%
IHS Inc.	2,466	198,242	(a)

Residential REITs—0.2%
American Campus Communities Inc.	280	8,893
AvalonBay Communities Inc.	260	29,263
Camden Property Trust	800	43,184
Equity Lifestyle Properties Inc.	180	10,067
Equity Residential	1,760	91,432
Essex Property Trust Inc.	350	39,977
UDR Inc.	520	12,230
		235,046

Restaurants—0.1%
McDonald’s Corp.	1,590	122,048

Retail REITs—0.3%
Acadia Realty Trust	600	10,944
Federal Realty Investment Trust	280	21,820
General Growth Properties Inc.	1,960	30,341
Kimco Realty Corp.	2,640	47,626
Simon Property Group Inc.	1,090	108,444
Taubman Centers Inc.	290	14,639
The Macerich Co.	1,340	63,476
Weingarten Realty Investors	1,310	31,126
		328,416

Security & Alarm Services—0.3%
Corrections Corporation of America	15,994	400,810	(a)

Semiconductor Equipment—0.1%
KLA-Tencor Corp.	3,322	128,362

Semiconductors—1.1%
Cree Inc.	1,156	76,169	(a)
Hittite Microwave Corp.	3,425	209,062	(a)
Intel Corp.	25,056	526,928
Marvell Technology Group Ltd.	10,574	196,148	(a)
Microchip Technology Inc.	2,834	96,951
Texas Instruments Inc.	6,839	222,267
		1,327,525

Soft Drinks—0.8%
Coca-Cola Enterprises Inc.	5,041	126,176
PepsiCo Inc.	12,725	831,324
		957,500

Specialized Finance—0.7%
CBOE Holdings Inc.	3,864	88,331
CME Group Inc.	2,132	685,971
MSCI Inc.	2,583	100,634	(a)
		874,936

Specialized REITs—0.4%
HCP Inc.	1,200	44,148
Healthcare Inc.	1,581	75,319
Hospitality Properties Trust	610	14,054
Host Hotels & Resorts Inc.	2,170	38,778
LaSalle Hotel Properties	550	14,520
Nationwide Health Properties Inc.	1,250	45,475
Pebblebrook Hotel Trust	500	10,160
Public Storage	1,021	103,550
Rayonier Inc.	375	19,695
Senior Housing Properties Trust	1,240	27,206
Sunstone Hotel Investors Inc.	750	7,747	(a)
U-Store-It Trust	1,200	11,436
Ventas Inc.	560	29,389
		441,477

Specialty Chemicals—0.0%*
Cytec Industries Inc.	783	41,546

Steel—0.6%
Allegheny Technologies Inc.	11,173	616,525
Steel Dynamics Inc.	7,568	138,494
		755,019

Systems Software—1.6%
Microsoft Corp.	38,982	1,088,378	(h)
Oracle Corp.	10,435	326,616
Rovi Corp.	7,787	482,872	(a)
		1,897,866

Thrifts & Mortgage Finance—0.2%
People’s United Financial Inc.	16,547	231,823

Tobacco—0.1%
Philip Morris International Inc.	1,513	88,556

Trading Companies & Distributors—0.1%
MSC Industrial Direct Co.	2,033	131,515

Utilities—0.0%*
American Water Works Company Inc.	1,060	26,807

Wireless Telecommunication Services—0.9%
American Tower Corp.	4,587	236,873	(a)
Crown Castle International Corp.	750	32,872	(a)
NII Holdings Inc.	17,449	779,272	(a)
		1,049,017

Total Domestic Equity		42,627,710
(Cost $35,288,089)

Foreign Equity—27.0%

Common Stock—26.2%

Aerospace & Defense—0.6%
CAE Inc.	18,312	212,118
European Aeronautic Defence and Space Company N.V.	9,006	210,710
Safran S.A.	6,538	232,433
		655,261

Agricultural Products—0.1%
China Agri-Industries Holdings Ltd.	18,732	21,326
Cosan SA Industria e Comercio	2,949	49,049
Global Bio-Chem Technology Group Company Ltd.	88,049	13,479
IOI Corporation Bhd	9,379	17,672
		101,526

Apparel Retail—0.1%
Esprit Holdings Ltd.	20,228	96,018

Apparel, Accessories & Luxury Goods—0.2%
Adidas AG	3,018	197,946
China Dongxiang Group Company	21,730	9,504
Ports Design Ltd.	12,537	34,594
		242,044

Application Software—0.4%
Autonomy Corporation PLC	6,785	159,875	(a)
Longtop Financial Technologies Ltd. ADR	2,331	84,336	(a)
SAP AG	3,799	194,179
		438,390

Asset Management & Custody Banks—0.0%*
Mirae Asset Securities Company Ltd.	539	28,448

Automobile Manufacturers—1.0%
Daimler AG	4,768	324,495
Hyundai Motor Company	160	24,460	(a)
Mahindra & Mahindra Ltd.	1,025	17,846
Suzuki Motor Corp.	21,000	517,847
Toyota Motor Corp.	6,306	250,358
		1,135,006

Beverages—0.0%*
Diageo PLC ADR	493	36,645

Brewers—0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,751	26,623

Broadcasting—0.1%
Grupo Televisa S.A. ADR	1,217	31,557	(a)
Zee Entertainment Enterprises Ltd.	7,431	24,429
Zee Learn Ltd.	1,032	643	(a)
		56,629

Building Products—0.2%
Daikin Industries Ltd.	5,000	177,548

Casinos & Gaming—0.0%*
Genting Bhd	5,000	18,129

Coal & Consumable Fuels—0.2%
Paladin Energy Ltd.	46,444	234,705	(a)

Communications Equipment—0.6%
HTC Corp.	2,350	72,540
Research In Motion Ltd.	2,204	128,119	(a)
Research In Motion Ltd.	4,775	279,056	(a)
Telefonaktiebolaget LM Ericsson	17,825	207,207
ZTE Corp.	1,815	7,226
		694,148

Construction & Engineering—0.5%
China State Construction International Holdings Ltd.	34,023	32,169
Doosan Heavy Industries and Construction Company Ltd.	581	43,924	(a)
Larsen & Toubro Ltd.	6,253	276,606
Vinci S.A.	3,359	183,315
		536,014

Construction & Farm Machinery & Heavy Trucks—0.2%
CSR Corp Ltd.	146,142	192,132
First Tractor Company Ltd.	12,170	13,605
Sany Heavy Equipment International Holdings Company Ltd.	37,296	55,366
United Tractors Tbk PT	10,000	26,415
		287,518

Construction Materials—0.1%
CRH PLC	7,527	158,031

Consumer Electronics—0.0%*
LG Electronics Inc.	91	9,462	(a)

Distillers & Vintners—0.1%
Diageo PLC	6,158	114,249

Diversified Capital Markets—0.3%
Credit Suisse Group AG	7,538	304,642

Diversified Financial Services—2.9%
Axis Bank Ltd.	1,416	42,678
Banco Santander Brasil S.A.	26,900	365,419
Banco Santander S.A.	39,933	424,720
Bank of China Ltd.	413,998	218,885
Bank Rakyat Indonesia Persero Tbk PT	34,500	40,205
BNP Paribas	7,992	510,459
Credit Agricole S.A.	8,253	105,227
Grupo Financiero Banorte SAB de C.V.	4,296	20,446
Halyk Savings Bank of Kazakhstan JSC GDR	1,706	17,145	(a)
HSBC Holdings PLC	62,719	639,355
ICICI Bank Ltd.	915	23,313
Industrial & Commercial Bank of China	35,231	26,150
Kasikornbank PCL	11,633	50,360
KB Financial Group Inc.	384	20,301	(a)
Lloyds Banking Group PLC	312,098	321,034	(a)
Metropolitan Bank & Trust	25,800	42,401
Mitsubishi UFJ Financial Group Inc.	51,341	277,895
Standard Bank Group Ltd.	2,145	34,871
UniCredit S.p.A.	120,160	249,539
Yapi ve Kredi Bankasi AS	15,147	47,833	(a)
		3,478,236

Diversified Metals & Mining—1.4%
Anglo American PLC	867	45,277
Antofagasta PLC	2,620	66,124
BHP Billiton PLC	15,505	619,266
China Molybdenum Company Ltd.	19,850	18,130
Eurasian Natural Resources Corporation PLC	3,009	49,372
Lynas Corporation Ltd.	92,152	194,588	(a)
New World Resources N.V.	2,770	41,677
Rio Tinto PLC	8,281	581,682
		1,616,116

Diversified Real Estate Activities—0.2%
Mitsubishi Estate Company Ltd. (REIT)	7,982	148,214
Sumitomo Realty & Development Company Ltd. (REIT)	5,000	119,536
		267,750

Diversified Support Services—0.2%
Brambles Ltd.	24,061	175,606

Education Services—0.0%*
MegaStudy Company Ltd.	140	21,736	(a)

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	36,446	80,122

Electrical Components & Equipment—0.4%
Schneider Electric S.A.	3,007	451,813
Zhuzhou CSR Times Electric Company Ltd.	10,295	40,525
		492,338

Electronic Components—0.3%
Delta Electronics Inc.	69,785	341,068
Samsung SDI Company Ltd.	210	31,086	(a)
		372,154

Electronic Equipment & Instruments—0.0%*
China Security & Surveillance Technology Inc.	3,219	17,157	(a)
Wasion Group Holdings Ltd.	23,973	15,851
		33,008

Electronic Manufacturing Services—0.1%
Hon Hai Precision Industry Company Ltd.	16,038	64,633

Fertilizers & Agricultural Chemicals—1.0%
Potash Corporation of Saskatchewan Inc.	3,865	600,764
Potash Corporation of Saskatchewan Inc.	573	88,718
Sinofert Holdings Ltd.	21,275	11,029
Sociedad Quimica y Minera de Chile S.A. ADR	2,275	132,905
Syngenta AG	1,212	355,629
Taiwan Fertilizer Company Ltd.	6,773	25,320
		1,214,365

Food Distributors—0.0%*
Alliance Global Group Inc.	81,366	23,216

Food Retail—0.5%
Koninklijke Ahold N.V.	11,410	151,173
Shoprite Holdings Ltd.	2,361	35,563
Tesco PLC	51,781	344,552
X5 Retail Group N.V. GDR	598	27,657	(a)
		558,945

Gold—0.1%
Barrick Gold Corp.	1,759	93,544
Kinross Gold Corp.	4,042	76,923
		170,467

Healthcare Distributors—0.0%*
Sinopharm Group Co.	3,200	11,156

Healthcare Services—0.0%*
Fleury S.A.	2,600	41,741

Healthcare Supplies—0.4%
Cie Generale d’Optique Essilor International S.A.	6,601	426,617
Shandong Weigao Group Medical Polymer Company Ltd.	9,085	25,711
		452,328

Heavy Electrical Equipment—0.0%*
Xinjiang Goldwind Science & Technology Company Ltd.	5,321	11,212	(a)

Hotels, Resorts & Cruise Lines—0.0%*
Minor International PCL	50,000	19,572

Household Appliances—0.0%*
Techtronic Industries Co.	19,500	25,436

Household Products—0.6%
Reckitt Benckiser Group PLC	6,542	361,048
Unicharm Corp.	8,300	330,547
		691,595

Human Resource & Employment Services—0.1%
The Capita Group PLC	14,491	158,021

Hypermarkets & Super Centers—0.3%
Metro AG	5,386	389,315

Independent Power Producers & Energy Traders—0.0%*
China WindPower Group Ltd.	82,708	8,299	(a)

Industrial Conglomerates—1.2%
Chongqing Machinery & Electric Company Ltd.	76,000	28,352
Hutchison Whampoa Ltd.	23,948	247,069
Koninklijke Philips Electronics N.V.	14,393	442,561
Siemens AG	5,651	702,768
		1,420,750

Industrial Gases—0.6%
Linde AG	3,437	523,569
OCI Materials Company Ltd.	391	35,348	(a)
Taiyo Nippon Sanso Corp.	14,998	132,588
		691,505

Industrial Machinery—0.4%
FANUC Corp.	1,500	230,627
SMC Corp.	1,200	205,807
		436,434

Integrated Oil & Gas—2.0%
BG Group PLC	17,538	355,861
ENI S.p.A.	4,594	100,705
Gazprom OAO ADR	1,948	49,557	(h)
Lukoil OAO ADR	1,201	68,721
Petroleo Brasileiro S.A. ADR	11,845	404,744
Royal Dutch Shell PLC	14,481	484,845
Suncor Energy Inc.	11,205	429,040
Suncor Energy Inc.	5,620	216,508
Total S.A.	5,363	285,271
		2,395,252

Integrated Telecommunication Services—0.3%
China Unicom Hong Kong Ltd.	25,372	36,294
Telefonica S.A.	11,307	257,341
		293,635

Internet Retail—0.0%*
E-Commerce China Dangdang Inc. ADR	253	6,849	(a)

Internet Software & Services—0.7%
Baidu Inc. ADR	8,856	854,869	(a)
Tencent Holdings Ltd.	300	6,599
		861,468

Investment Banking & Brokerage—0.4%
Egyptian Financial Group-Hermes Holding	12,009	69,530
Nomura Holdings Inc.	58,221	369,691
		439,221

IT Consulting & Other Services—0.3%
Cap Gemini S.A.	4,269	200,047
HCL Technologies Ltd.	3,217	32,735
Infosys Technologies Ltd.	446	34,263
Telvent GIT S.A.	2,488	65,733
		332,778

Life & Health Insurance—0.9%
AIA Group Ltd.	50,387	141,626	(a)
China Life Insurance Company Ltd.	5,855	23,876
Prudential PLC	48,409	506,288
Sony Financial Holdings Inc.	81	328,075
Tong Yang Life Insurance	1,171	12,021
		1,011,886

Marine—0.1%
AP Moller—Maersk A/S	18	163,673

Multi-Line Insurance—0.3%
AXA S.A.	14,313	239,060
Zurich Financial Services AG	536	139,276
		378,336

Multi-Utilities—0.4%
National Grid PLC	37,705	326,452
Veolia Environnement S.A.	6,610	193,936
		520,388

Oil & Gas Drilling—0.1%
Noble Corp.	3,025	108,204

Oil & Gas Exploration & Production—0.1%
Afren PLC	28,304	65,408	(a)
CNOOC Ltd.	17,000	40,545
		105,953

Oil & Gas Refining & Marketing—0.0%*
Reliance Industries Ltd.	600	14,197
Reliance Industries Ltd. GDR	695	33,026	(b)
		47,223

Packaged Foods & Meats—0.9%
Feihe International Inc.	886	9,427	(a)
Nestle S.A.	13,368	785,214
Nestle S.A. ADR	621	36,527
Unilever N.V., CVA	6,025	188,330
		1,019,498

Personal Products—0.0%*
Natura Cosmeticos S.A.	1,000	28,729

Pharmaceuticals—0.8%
Aspen Pharmacare Holdings Ltd.	1,337	18,595
Bayer AG	3,133	232,430
Lijun International Pharmaceutical Holding Ltd.	38,224	11,162
Novartis AG	5,126	302,193
Novartis AG ADR	1,740	102,573
Roche Holding AG	2,076	305,130
		972,083

Real Estate Development—0.0%*
Glorious Property Holdings Ltd. (REIT)	41,791	14,246
Unitech Ltd. (REIT)	16,156	23,865
		38,111

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A. (REIT)	712	17,800

Regional Banks—0.2%
The Bank of Yokohama Ltd.	37,702	195,704

Security & Alarm Services—0.2%
G4S PLC	36,599	145,889
G4S PLC	9,526	39,100
		184,989

Semiconductors—0.9%
Samsung Electronics Company Ltd.	630	526,805
Taiwan Semiconductor Manufacturing Company Ltd.	223,483	544,211
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,578	57,408
		1,128,424

Specialized Finance—0.3%
Deutsche Boerse AG	5,078	352,882

Steel—0.7%
Mechel ADR	1,769	51,708
Mechel ADR	633	6,051
POSCo.	89	38,191
Sumitomo Metal Industries Ltd.	127,003	313,182
Tata Steel Ltd.	1,394	21,218
ThyssenKrupp AG	4,618	191,961
Vale S.A. ADR	8,019	242,334	(a,h)
		864,645

Trading Companies & Distributors—0.2%
Mitsubishi Corp.	9,000	243,906

Wireless Telecommunication Services—0.9%
America Movil SAB de C.V. ADR	4,925	282,399
Mobile Telesystems OJSC ADR	9,620	200,769
MTN Group Ltd.	15,638	317,736
Telefonica S.A. ADR	626	42,831
Vodafone Group PLC	89,766	233,019
		1,076,754

Total Common Stock		31,065,483
(Cost $27,230,057)

Preferred Stock—0.8%

Automobile Manufacturers—0.4%
Volkswagen AG		2,804	456,671

Diversified Financial Services—0.1%
Itau Unibanco Holding S.A.		3,199	76,680

Healthcare Services—0.2%
Fresenius SE		2,734	234,996

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.		3,630	59,676

Steel—0.1%
Usinas Siderurgicas de Minas Gerais S.A.		1,950	22,507
Vale S.A.		4,033	117,832
			140,339

Wireless Telecommunication Services—0.0%*
Vivo Participacoes S.A.		600	19,265

Total Preferred Stock			987,627
(Cost $752,338)

Rights—0.0%*
Metropolitan Bank & Trust		2,872	1,442
(Cost $0)

Total Foreign Equity			32,054,552
(Cost $27,982,395)

		Principal Amount	Value
Bonds and Notes—30.4%

U.S. Treasuries—4.3%
U.S. Treasury Bonds
3.88%	08/15/40	$1,609,600	$1,482,593	(h)
U.S. Treasury Notes
1.25%	09/30/15	714,200	692,941	(h)
2.63%	08/15/20	2,748,700	2,605,897	(h)
3.25%	07/31/16	309,100	325,352	(h)
			5,106,783

Agency Mortgage Backed—9.3%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	13,042	13,456	(h)
5.00%	07/01/35	4,977	5,298	(h,q)
5.00%	07/01/35 - 08/01/40	610,628	641,481	(h)
5.50%	01/01/38	108,870	118,060
5.50%	05/01/20 - 04/01/39	72,574	77,740	(h,q)
6.00%	06/01/37 - 05/01/35	282,495	311,040

6.00%	04/01/17 - 05/01/34	21,483	23,676	(h,q)
6.50%	06/01/29	12,628	14,199	(h)
7.00%	06/01/29 - 08/01/36	23,150	26,308	(h)
7.00%	10/01/16 - 12/01/30	14,732	16,808	(h,q)
7.50%	09/01/33	1,590	1,826	(h)
8.00%	04/01/30 - 11/01/30	2,861	3,348	(h)
9.00%	04/01/16 - 06/01/21	2,012	2,262	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 10/01/40	1,012,012	1,009,797	(h)
4.50%	05/01/18 - 11/01/40	2,408,237	2,479,188	(h)
5.00%	07/01/20 - 11/01/40	1,002,148	1,056,546	(h)
5.32%	03/01/37	735	777	(i)
5.50%	03/01/14 - 01/01/39	941,468	1,013,309	(h)
5.53%	04/01/37	1,172	1,241	(i)
6.00%	07/01/14 - 08/01/35	445,953	492,085	(h)
6.50%	01/01/15 - 08/01/34	66,166	73,499	(h)
7.00%	10/01/16 - 12/01/33	8,596	9,538	(h)
7.50%	09/01/13 - 03/01/34	38,024	43,306	(h)
8.00%	12/01/11 - 11/01/33	16,172	18,525	(h)
8.50%	07/01/30 - 05/01/31	2,025	2,308	(h)
9.00%	04/01/16 - 12/01/22	5,968	6,599	(h)
4.50%	TBA	2,115,000	2,170,849	(c)
5.00%	TBA	750,000	788,438	(c)
6.50%	TBA	190,000	211,138	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	76,709	80,209	(h)
5.00%	08/15/33	21,951	23,507	(h)
6.00%	04/15/30 - 09/15/36	37,102	41,356	(h)
6.50%	02/15/24 - 08/15/36	106,560	121,517	(h)
7.00%	03/15/12 - 09/15/36	34,936	39,423	(h)
8.00%	09/15/29 - 06/15/30	258	286	(h)
8.50%	10/15/17	21,671	24,381	(h)
9.00%	11/15/16 - 12/15/21	29,371	33,095	(h)
			10,996,419

Agency Collateralized Mortgage Obligations—0.9%
Collateralized Mortgage Obligation Trust (Class B)
2.75%	11/01/18	762	715	(d,f,h,q)
Fannie Mae Whole Loan
0.97%	08/25/43	145,389	4,452	(g,h,r)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	259,316	2,268	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
5.00%	05/15/38	33,845	34,703
5.50%	04/15/17	13,233	390	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	13,695	847	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	7,439	1,625	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	38,346	7,793	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	31,040	2,439	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	27,287	1,938	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	7,326	115	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU) 5.00%	04/15/28	3,120	2	(g,h,r)

Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	8,424	197	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	29,919	2,702	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	42,244	2,113	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
14.25%	09/15/34	10,808	10,161	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 2990) (Class TS)
6.49%	05/15/35	93,523	9,214	(g,r)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	332	360	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IA)
6.15%	05/15/37	101,661	15,844	(g,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IB)
6.15%	05/15/37	101,661	15,844	(g,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IC)
6.15%	05/15/37	101,660	15,844	(g,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class ID)
6.15%	05/15/37	101,660	15,844	(g,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IE)
6.15%	05/15/37	148,726	23,179	(g,r)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	2,818	600	(g,h,r)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	101,375	19,692	(g,h,q,r)
Federal Home Loan Mortgage STRIPS
4.39%	08/01/27	657	545	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	32,818	33,331
5.24%	01/25/37	143,225	17,315	(g,r)
5.74%	07/25/38 - 12/25/40	300,125	41,912	(g,r)
5.79%	11/25/40	196,352	32,714	(g,r)
6.07%	03/25/40	217,002	31,768	(g,r)
6.14%	12/25/36	110,298	13,162	(g,r)
Federal National Mortgage Assoc. REMIC (Class B)
2.52%	12/25/22	1,005	925	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	155,115	169,104
Federal National Mortgage Assoc. REMIC (Class CS)
7.44%	08/25/16	4,426	78	(g,h,r)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	29,158	28,332
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
1008.00%	05/25/22	6	135	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	7,520	505	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	15,823	1,318	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	50,638	5,784	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.19%	12/25/42	113,151	4,837	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	4,165	147	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.04%	03/25/31	30,372	34,604	(h)

Federal National Mortgage Assoc. REMIC (Series 2007) (Class IA)
6.15%	06/25/37	75,878	12,346	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IB)
6.15%	06/25/37	75,878	12,346	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IC)
6.15%	06/25/37	75,878	12,346	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class ID)
6.15%	06/25/37	75,878	12,346	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IE)
6.15%	06/25/37	75,878	12,346	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IF)
6.15%	06/25/37	115,034	18,717	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	26,359	26,598
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	51,486	9,334	(g,r)
5.00%	03/25/38	53,833	8,914	(g,r)
5.50%	12/01/33	13,695	2,762	(g,r)
7.50%	11/01/23	19,074	3,301	(g,h,r)
8.00%	08/01/23 - 07/01/24	6,242	1,413	(g,h,r)
8.50%	03/01/17 - 07/25/22	2,069	377	(g,h,r)
9.00%	05/25/22	1,021	200	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
3.56%	11/01/34	44,916	39,310	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	90,865	16,474	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	67,914	12,313	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	51,054	7,804	(g,r)
Government National Mortgage Assoc.
4.50%	11/20/39	69,632	67,817
5.00%	10/20/37	96,813	14,788	(g,r)
5.74%	11/20/39	412,367	62,630	(g,r)
5.99%	10/16/39	150,345	20,625	(g,r)
6.24%	01/16/39	261,652	41,104	(g,r)
Government National Mortgage Assoc. (Class IC)
5.99%	04/16/37	76,967	13,259	(g,r)
Vendee Mortgage Trust
0.38%	04/15/40	153,242	3,356	(g,h,r)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	89,726	3,571	(g,h,r)
			1,041,794

Asset Backed—0.8%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
4.40%	01/25/34	3,728	3,079	(d,h)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	30,000	26,062
Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	451,064	420,624	(h)
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	26,165	23,759
Mid-State Trust (Class A3)
7.54%	07/01/35	4,856	4,912	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	25,000	20,831

Residential Asset Securities Corp. (Series 2002) (Class AIIB)
31.64%	07/25/32	2,821	1,544	(d,h)
Saxon Asset Securities Trust
5.23%	08/25/35	436,531	418,668	(h)
			919,479

Corporate Notes—10.9%
AES El Salvador Trust
6.75%	02/01/16	100,000	96,741	(b)
AES Panama S.A.
6.35%	12/21/16	20,000	21,448	(b)
Agilent Technologies Inc.
5.00%	07/15/20	44,000	44,666	(h)
5.50%	09/14/15	24,000	26,069
Alcoa Inc.
6.15%	08/15/20	55,000	56,480
Allergan Inc.
3.38%	09/15/20	85,000	80,174
Alliance One International Inc.
10.00%	07/15/16	47,000	48,175
Ameren Illinois Co.
9.75%	11/15/18	30,000	38,482
American International Group Inc.
5.85%	01/16/18	21,000	21,654
American Tower Corp.
4.50%	01/15/18	62,000	61,458
Amsted Industries Inc.
8.13%	03/15/18	54,000	57,308	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	109,000	106,404	(h)
6.38%	09/15/17	21,000	22,875
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	62,000	63,995
5.00%	04/15/20	95,000	100,409
5.38%	11/15/14	72,000	79,326	(b)
ARAMARK Corp.
8.50%	02/01/15	42,000	43,890
Arizona Public Service Co.
6.25%	08/01/16	20,000	22,353	(h)
AT&T Inc.
6.40%	05/15/38	211,000	224,294	(h)
6.70%	11/15/13	50,000	56,808	(h)
Avis Budget Car Rental LLC
9.63%	03/15/18	28,000	30,170
Ball Corp.
5.75%	05/15/21	76,000	73,530
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	8,000	8,220	(i)
BanColombia S.A.
6.13%	07/26/20	10,000	10,238
Bank of America Corp.
4.50%	04/01/15	95,000	96,552
5.63%	07/01/20	110,000	112,144	(h)
5.75%	12/01/17	180,000	187,313	(h)
6.50%	08/01/16	30,000	32,553
Boise Paper Holdings LLC
8.00%	04/01/20	66,000	70,620
Bombardier Inc.
7.75%	03/15/20	145,000	156,238	(b,h)

BP Capital Markets PLC
3.13%	10/01/15	21,000	20,986
4.50%	10/01/20	21,000	20,949
Calpine Corp.
7.25%	10/15/17	48,000	48,000	(b)
Cantor Fitzgerald LP
7.88%	10/15/19	18,000	18,537	(b)
Cargill Inc.
5.20%	01/22/13	62,000	66,891	(b,h)
6.00%	11/27/17	25,000	28,289	(b,h)
Case New Holland Inc.
7.88%	12/01/17	78,000	85,215	(b)
CBS Corp.
5.75%	04/15/20	47,000	49,945
5.90%	10/15/40	29,000	27,935
CCO Holdings LLC
7.88%	04/30/18	101,000	104,535
8.13%	04/30/20	20,000	21,050
Central American Bank for Economic Integration
5.38%	09/24/14	40,000	42,681	(b)
Chesapeake Energy Corp.
6.63%	08/15/20	46,000	45,310
7.25%	12/15/18	85,000	87,975
Cincinnati Bell Inc.
8.25%	10/15/17	64,000	63,360
8.75%	03/15/18	40,000	37,500
Citigroup Inc.
5.00%	09/15/14	76,000	78,620
5.13%	05/05/14	101,000	107,167
5.38%	08/09/20	80,000	83,121
6.13%	11/21/17	21,000	23,014
6.38%	08/12/14	87,000	96,153
8.50%	05/22/19	34,000	42,209
Community Health Systems Inc.
8.88%	07/15/15	117,000	122,850
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	30,000	35,756
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	18,000	20,680	(h)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	100,000	94,753	(b)
5.63%	09/21/35	6,000	6,132	(b)
COX Communications Inc.
6.25%	06/01/18	33,000	36,857	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100,000	101,375
Crown Castle International Corp.
7.13%	11/01/19	28,000	29,610
Crown Castle Towers LLC
4.88%	08/15/40	100,000	96,108	(b)
6.11%	01/15/40	32,000	33,386	(b)
CVS Caremark Corp.
3.25%	05/18/15	34,000	34,554
5.75%	06/01/17	15,000	16,690
6.13%	09/15/39	100,000	106,846
Denbury Resources Inc.
8.25%	02/15/20	32,000	34,720
DirecTV Holdings LLC

4.75%	10/01/14	48,000	51,156
5.88%	10/01/19	40,000	43,474
El Paso Corp.
8.05%	10/15/30	33,000	33,482
Exelon Corp.
4.90%	06/15/15	48,000	51,189
Exelon Generation Company LLC
6.25%	10/01/39	26,000	26,167
Expedia Inc.
5.95%	08/15/20	47,000	47,235
Fibria Overseas Finance Ltd.
7.50%	05/04/20	119,000	124,950	(b,h)
First Horizon National Corp.
5.38%	12/15/15	42,000	42,396
Forest Oil Corp.
7.25%	06/15/19	34,000	34,510
FPL Group Capital Inc.
2.60%	09/01/15	85,000	83,238
France Telecom S.A.
2.13%	09/16/15	42,000	40,884
Frontier Communications Corp.
8.25%	04/15/17	46,000	50,485
Gaz Capital SA for Gazprom
9.25%	04/23/19	100,000	122,880
Georgia-Pacific LLC
5.40%	11/01/20	160,000	158,189	(b)
Globo Comunicacao e Participacoes S.A.
7.25%	04/26/22	100,000	107,500	(b,h)
Goldman Sachs Capital I
6.35%	02/15/34	43,000	40,973
Hanesbrands Inc.
6.38%	12/15/20	33,000	31,350	(b)
Hartford Financial Services Group Inc.
5.50%	03/30/20	61,000	61,879
HCA Inc.
9.25%	11/15/16	74,000	78,949
Health Management Associates Inc.
6.13%	04/15/16	47,000	47,470
Hess Corp.
5.60%	02/15/41	43,000	42,688
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	41,000	45,510
HSBC Finance Corp.
6.68%	01/15/21	174,000	175,789	(b)
Huntington BancShares Inc.
7.00%	12/15/20	29,000	30,534
IIRSA Norte Finance Ltd.
8.75%	05/30/24	110,116	122,504	(b,h)
Ingles Markets Inc.
8.88%	05/15/17	74,000	79,180
Intelsat Subsidiary Holding Company S.A.
8.88%	01/15/15	34,000	34,935
Intergen N.V.
9.00%	06/30/17	75,000	79,500	(b)
International Paper Co.
7.50%	08/15/21	70,000	82,681
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	35,000	36,088	(h)

JPMorgan Chase & Co.
5.13%	09/15/14	85,000	90,446
JPMorgan Chase Bank NA
5.88%	06/13/16	22,000	24,062	(h)
Korea Development Bank
3.25%	03/09/16	100,000	97,245
Kraft Foods Inc.
4.13%	02/09/16	43,000	45,138
5.38%	02/10/20	115,000	123,771
6.50%	02/09/40	43,000	48,187
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	295,000	313,869	(h)
4.13%	10/15/14	85,000	92,420	(h)
4.50%	07/16/18	78,000	84,846
Levi Strauss & Co.
7.63%	05/15/20	200,000	206,500	(h)
Lincoln National Corp.
6.25%	02/15/20	36,000	39,268
8.75%	07/01/19	54,000	67,546
Lloyds TSB Bank PLC
6.50%	09/14/20	100,000	92,003	(b)
Majapahit Holding BV
7.25%	10/17/11	100,000	103,500	(b,h)
7.75%	10/17/16	100,000	115,500	(b,h)
Merrill Lynch & Company Inc.
6.05%	08/15/12	31,000	32,826
6.88%	04/25/18	61,000	66,756
MetroPCS Wireless Inc.
6.63%	11/15/20	30,000	28,575
Midamerican Energy Holdings Co.
6.13%	04/01/36	40,000	43,208
Morgan Stanley
5.50%	01/26/20	277,000	279,223	(h)
5.63%	09/23/19	100,000	101,968	(h)
6.00%	04/28/15	67,000	72,561
Morgan Stanley (Series F)
6.63%	04/01/18	100,000	108,477
Mylan Inc.
7.88%	07/15/20	32,000	34,480	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	100,264	(b)
5.00%	09/30/14	33,000	34,669	(b)
National Power Corp.
4.53%	08/23/11	22,000	22,417	(i)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100,000	114,750
News America Inc.
6.65%	11/15/37	56,000	62,025
Nexen Inc.
6.40%	05/15/37	101,000	97,857
Nisource Finance Corp.
6.13%	03/01/22	32,000	34,479
NRG Energy Inc.
7.38%	02/01/16	50,000	51,250
Oglethorpe Power Corp.
5.38%	11/01/40	42,000	40,218
Pacific Gas & Electric Co.
5.80%	03/01/37	30,000	31,795
6.05%	03/01/34	50,000	54,745

Pacific Rubiales Energy Corp.
8.75%	11/10/16	100,000	112,500	(b)
PacifiCorp
6.25%	10/15/37	2,000	2,267
PAETEC Holding Corp.
8.88%	06/30/17	50,000	53,375
Pemex Finance Ltd.
9.03%	02/15/11	3,850	3,882	(h)
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	20,000	20,332
Petroleos Mexicanos
4.88%	03/15/15	40,000	42,100
8.00%	05/03/19	10,000	12,050
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	95,833	96,073
Petronas Capital Ltd.
5.25%	08/12/19	100,000	107,489	(b,h)
Pioneer Natural Resources Co.
7.50%	01/15/20	66,000	72,470
Plains All American Pipeline LP Corp.
3.95%	09/15/15	40,000	41,331
4.25%	09/01/12	18,000	18,770
Plains Exploration & Production Co.
7.63%	06/01/18	16,000	16,840
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	100,000	115,951
Prudential Financial Inc.
3.63%	09/17/12	18,000	18,681
3.88%	01/14/15	105,000	108,326
6.20%	11/15/40	42,000	44,430
7.38%	06/15/19	35,000	41,266
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	100,000	99,525	(b)
QVC Inc.
7.50%	10/01/19	44,000	46,310	(b)
RailAmerica Inc.
9.25%	07/01/17	43,000	47,246
Republic Services Inc.
5.25%	11/15/21	32,000	33,724
5.50%	09/15/19	38,000	41,440
Roche Holdings Inc.
6.00%	03/01/19	55,000	63,956	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	60,000	57,998	(b)
RR Donnelley & Sons Co.
7.63%	06/15/20	48,000	51,414
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	100,000	100,500	(b)
Solutia Inc.
7.88%	03/15/20	33,000	35,310
Southern Copper Corp.
5.38%	04/16/20	56,000	56,615
6.75%	04/16/40	58,000	60,059
7.50%	07/27/35	100,000	110,980	(h)
Spirit Aerosystems Inc.
7.50%	10/01/17	22,000	22,880
Telecom Italia Capital S.A.

6.00%	09/30/34	36,000	29,874
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	87,000	88,521
Textron Inc.
6.20%	03/15/15	75,000	81,830
The AES Corp.
8.00%	10/15/17 - 06/01/20	42,000	44,488
The Goldman Sachs Group Inc.
3.70%	08/01/15	120,000	122,269
5.38%	03/15/20	116,000	119,870
6.75%	10/01/37	21,000	21,470
The Kroger Co.
6.15%	01/15/20	60,000	67,990
Ticketmaster Entertainment LLC
10.75%	08/01/16	250,000	270,625	(h)
Time Warner Cable Inc.
6.75%	07/01/18	54,000	62,947
7.50%	04/01/14	19,000	21,789
Time Warner Inc.
3.15%	07/15/15	84,000	85,345
5.88%	11/15/16	72,000	81,268
6.20%	03/15/40	48,000	51,027
Transocean Inc.
6.00%	03/15/18	13,000	13,654
6.80%	03/15/38	8,000	8,199
Union Electric Co.
6.70%	02/01/19	48,000	55,952
UnitedHealth Group Inc.
5.80%	03/15/36	31,000	31,450
USB Capital XIII Trust
6.63%	12/15/39	50,000	51,072
Valero Energy Corp.
6.13%	02/01/20	101,000	107,269	(h)
Verizon Communications Inc.
6.35%	04/01/19	66,000	76,174	(h)
6.40%	02/15/38	33,000	36,504	(h)
6.90%	04/15/38	30,000	34,991	(h)
WEA Finance LLC (REIT)
6.75%	09/02/19	124,000	138,139	(b,h)
7.50%	06/02/14	17,000	19,294	(b,h)
Weatherford International Limited Bermuda
6.75%	09/15/40	75,000	78,771
Williams Partners LP
5.25%	03/15/20	54,000	55,976
6.30%	04/15/40	49,000	51,003
Windstream Corp.
7.88%	11/01/17	14,000	14,718
Woodside Finance Ltd.
4.50%	11/10/14	77,000	80,933	(b)
Wyeth
5.50%	03/15/13	75,000	82,003
Wynn Las Vegas LLC
7.88%	05/01/20	112,000	119,840	(h)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	35,258	38,676	(b)
			12,984,976

Non-Agency Collateralized Mortgage Obligations—3.2%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	40,000	40,298
5.74%	02/10/51	320,000	340,859	(h)
Banc of America Commercial Mortgage Inc. (Class A)
5.49%	02/10/51	15,625	16,342
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	86,000	92,274
Banc of America Commercial Mortgage Inc. (Class AJ)
5.70%	07/10/46	20,000	18,246	(i)
Banc of America Funding Corp. (Class B1)
5.44%	03/20/36	31,467	579	(h,q)
Banc of America Mortgage Securities Inc. (Class B1)
4.62%	01/25/36	15,661	1,196	(h,q)
Banc of America Mortgage Securities Inc. (Class B2)
4.62%	01/25/36	15,678	71	(h,q)
Bear Stearns Commercial Mortgage Securities
5.58%	09/11/41	75,000	75,907	(i)
5.76%	09/11/38	40,000	41,573	(i)
Bear Stearns Commercial Mortgage Securities (Class A M)
5.51%	04/12/38	40,000	42,594
Bear Stearns Commercial Mortgage Securities (Class A2)
5.41%	03/11/39	35,000	34,977	(h,i)
5.51%	04/12/38	13,806	13,838
Bear Stearns Commercial Mortgage Securities (Class A4)
5.47%	01/12/45	50,000	53,364
5.69%	06/11/50	85,000	90,108
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.46%	03/11/39	25,000	23,551	(i)
5.72%	06/11/40	30,000	21,988
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	35,000	35,297
5.92%	06/11/50	30,000	30,543	(q)
Citigroup Commercial Mortgage Trust (Class AJ)
5.73%	03/15/49	30,000	28,254	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	30,000	27,738
Commercial Mortgage Pass Through Certificates (Class AJ)
5.79%	06/10/46	40,000	38,616
Commercial Mortgage Pass Through Certificates (Class AM)
5.79%	06/10/46	60,000	62,454
Countrywide Commercial Mortgage Trust (Class AJ)
5.91%	06/12/46	50,000	47,409	(i)
Countrywide Commercial Mortgage Trust (Class AM)
5.46%	07/12/46	25,000	25,232	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	38,342	1,948	(h,q)
Credit Suisse Mortgage Capital Certificates (Class C)
5.54%	02/15/39	100,000	72,917
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	23,526	1,820	(h,q)
Extended Stay America Trust
5.50%	11/05/27	90,000	88,607	(b)
Greenwich Capital Commercial Funding Corp.
5.88%	07/10/38	135,000	147,285	(i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	35,000	36,645
Greenwich Capital Commercial Funding Corp. (Class AM)
5.88%	07/10/38	70,000	72,093	(i)

Indymac INDA Mortgage Loan Trust (Class B1)
4.50%	01/25/36	63,368	1,456	(h,q)
Indymac INDA Mortgage Loan Trust (Class B2)
4.50%	01/25/36	9,684	9	(h,q)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.07%	11/15/43	30,000	28,527	(b)
5.87%	04/15/45	40,000	41,480
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	140,000	150,730	(h)
5.44%	06/12/47	80,000	83,834
5.79%	02/12/51	190,000	202,374	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	100,000	101,387
5.90%	02/12/51	70,000	70,370	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.52%	04/15/43	30,000	25,283
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.19%	02/12/51	15,000	3,747	(h,q)
LB-UBS Commercial Mortgage Trust
7.45%	01/15/36	501,275	21,187	(d,h,q)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.15%	04/15/41	110,000	119,232	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	30,000	31,998
5.16%	02/15/31	40,000	42,727
5.66%	03/15/39	122,000	131,101	(i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.15%	04/15/41	10,000	8,255	(i)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	28,000	28,041	(h,q)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
25.77%	12/15/39	576,078	7,201	(d,h,q)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	32,323	3,461	(g,h,q,r)
Merrill Lynch Mortgage Trust (Class AJ)
5.66%	05/12/39	25,000	22,911	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.66%	05/12/39	35,000	19,925
Morgan Stanley Capital I
5.16%	10/12/52	20,000	21,328	(i)
5.19%	11/14/42	20,000	21,530	(i)
5.73%	10/15/42	38,000	29,779
Morgan Stanley Capital I (Class A3)
5.71%	07/12/44	100,000	106,662	(h)
Morgan Stanley Capital I (Class A4)
5.33%	11/12/41	20,000	21,178
5.81%	08/12/41	20,000	21,960	(i)
5.81%	12/12/49	223,250	238,549	(h)
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	88,000	78,960	(h,i)
5.57%	11/12/49	40,000	37,488	(i)
5.73%	10/15/42	25,000	23,916	(i)
Morgan Stanley Capital I (Class AM)
6.11%	12/12/49	40,000	41,145	(i)
6.28%	01/11/43	40,000	41,077
Morgan Stanley Capital I (Class B)
5.73%	10/15/42	20,000	17,972

Morgan Stanley Capital I (Series 2006) (Class AM)
5.44%	03/12/44	50,000	51,708	(i)
OBP Depositor LLC Trust
4.65%	07/15/45	30,000	30,611	(b)
Puma Finance Ltd. (Class A)
5.28%	10/11/34	7,548	7,519	(d,h)
Structured Asset Securities Corp.(Series 1996) (Class X1)
3.00%	02/25/28	22,675	1	(d,q)
Vornado DP LLC
6.36%	09/13/28	20,000	19,911	(b)
Wachovia Bank Commercial Mortgage Trust
6.02%	06/15/45	40,000	19,614
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	60,000	60,988	(h)
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.74%	05/15/43	40,000	38,096	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	40,000	40,922	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
5.99%	06/15/45	20,000	17,594	(h,i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
5.19%	05/25/36	40,000	40,328	(b)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	296,833	42,961	(h,q)
			3,841,656

Sovereign Bonds—0.9%
Government of Argentina
2.50%	12/31/38	9,036	4,044	(j)
5.00%	08/03/12	36,100	8,610	(d,i)
7.00%	10/03/15	12,937	12,452
8.28%	12/31/33	9,288	8,615
Government of Belize
6.00%	02/20/29	17,600	15,488	(j)
Government of Bermuda
5.60%	07/20/20	100,000	103,990	(b)
Government of Brazil
6.00%	02/20/29	7,400	6,512	(b,j)
8.00%	01/15/18	32,500	38,025	(h)
8.25%	01/20/34	13,000	17,323
Government of Colombia
6.13%	01/18/41	100,000	102,500
Government of Costa Rica
10.00%	08/01/20	8,000	10,960	(b)
Government of El Salvador
7.65%	06/15/35	10,000	10,575	(b)
Government of Grenada
2.50%	09/15/25	14,900	8,046	(b,j)
Government of Hungary
4.75%	02/03/15	100,000	97,749
Government of Lebanon
6.38%	03/09/20	17,000	17,723
Government of Panama
6.70%	01/26/36	16,000	17,840
Government of Peruvian
6.55%	03/14/37	11,000	12,045
Government of Poland
6.38%	07/15/19	4,000	4,481

Government of Turkey

5.63%	03/30/21	100,000	104,000	(h)
6.75%	05/30/40	100,000	109,000	(h)
Government of Uruguay
6.88%	09/28/25	11,363	12,954
Government of Venezuela
1.29%	04/20/11	7,000	6,790	(i)
10.75%	09/19/13	36,000	34,650
Government of Vietnam
1.30%	03/12/16	3,826	3,390	(i)
Korea National Oil Corp.
2.88%	11/09/15	100,000	96,021	(b)
Lebanese Republic
5.15%	11/12/18	7,000	6,911
Province of Manitoba Canada
4.90%	12/06/16	35,000	38,981
Province of Quebec Canada
7.50%	09/15/29	50,000	68,658
Republic of Dominican
9.50%	09/27/11	12,515	12,891
Russian Foreign Bond—Eurobond
7.50%	03/31/30	10,311	11,925	(j)
United Mexican States
5.13%	01/15/20	10,000	10,425
			1,013,574
Municipal Bonds and Notes—0.1%
American Municipal Power-Ohio Inc.
8.08%	02/15/50	30,000	31,938
Municipal Electric Authority of Georgia
6.64%	04/01/57	88,000	86,020
New Jersey State Turnpike Authority
7.10%	01/01/41	20,000	21,677
7.41%	01/01/40	10,000	10,976
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	10,000	9,715
South Carolina State Public Service Authority
6.45%	01/01/50	20,000	20,534
			180,860

Total Bonds and Notes			36,085,541
(Cost $35,666,192)

		Number of Shares	Fair Value
Exchange Traded Funds—0.5%
Financial Select Sector SPDR Fund		6,783	$108,188	(q)
Industrial Select Sector SPDR Fund		11,969	417,718	(h,q)
iShares MSCI Emerging Markets Index Fund		2,541	121,002

Total Exchange Traded Funds			646,908
(Cost $627,026)

Other Investments—0.2%
GEI Investment Fund			218,854	(k)
(Cost $230,373)

Total Investments in Securities	111,633,565
(Cost $99,794,075)

Short-Term Investments—11.5%

GE Money Market Fund Institutional Class
0.00%	13,717,600	(d,k)
(Cost $13,717,600)

Total Investments	125,351,165
(Cost $113,511,675)

Liabilities in Excess Of Other Assets, net—(5.4)%	(6,482,259)

NET ASSETS—100.0%	$118,868,906

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
DJ Euro Stoxx 50 Index Futures	March 2011	20	$749,659	$(17,615)
FTSE 100 Index Futures	March 2011	6	553,583	(3,692)
Russell 2000 Mini Index Futures	March 2011	28	2,190,440	33,516
S&P 500 Emini Index Futures	March 2011	16	1,002,400	3,859
S&P Midcap 400 Emini Index Futures	March 2011	3	271,590	(1,191)
Topix Index Futures	March 2011	3	331,422	534
2 Yr. U.S. Treasury Notes Futures	March 2011	20	4,378,125	(5,805)
5 Yr. U.S. Treasury Notes Futures	March 2011	10	1,177,188	(7,434)

The Fund had the following short futures contracts open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long U.S. Treasury Bond Futures	March 2011	8	$(1,016,750)	$(11,991)
10 Yr. U.S. Treasury Notes Futures	March 2011	59	(7,105,813)	110,611

				$100,792

The Fund was invested in the following countries at December 31, 2010 (unaudited):

Country	Percentage (based on Fair Value)
United States	70.57%
United Kingdom	4.62%
Germany	3.42%
Japan	3.06%
France	2.46%
Canada	2.01%
Switzerland	1.95%
China	1.52%
Brazil	1.47%
South Korea	0.89%
Taiwan	0.88%
Netherlands	0.69%
Australia	0.68%
Spain	0.58%
Russian Federation	0.51%
India	0.50%

Hong Kong	0.41%
Mexico	0.34%
South Africa	0.32%
Italy	0.30%
Peru	0.29%
Turkey	0.23%
Indonesia	0.23%
Sweden	0.22%
Chile	0.19%
Colombia	0.18%
Philippines	0.16%
Denmark	0.13%
Ireland	0.13%
Malaysia	0.11%
Bermuda	0.11%
El Salvador	0.09%
Ukraine	0.08%
Qatar	0.08%
Hungary	0.08%
Trinidad And Tobago	0.08%
Israel	0.07%
Thailand	0.06%
Egypt	0.06%
Supranationals	0.03%
Czech Republic	0.03%
Bolivarian Republic of Venezuela	0.03%
Panama	0.03%
Argentina	0.03%
Lebanon	0.02%
Belize	0.02%
Kazakhstan	0.01%
Uruguay	0.01%
Dominican Republic	0.01%
Costa Rica	0.01%
Grenada	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2010 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Financial Services	0.89%	2.84%	3.73%
Integrated Oil & Gas	0.93%	1.96%	2.89%
Semiconductors	1.06%	0.90%	1.96%
Communications Equipment	1.25%	0.55%	1.80%
Wireless Telecommunication Services	0.84%	0.87%	1.71%
Pharmaceuticals	0.81%	0.78%	1.59%
Systems Software	1.51%	0.00%	1.51%
Asset Management & Custody Banks	1.43%	0.02%	1.45%
Fertilizers & Agricultural Chemicals	0.48%	0.97%	1.45%
Automobile Manufacturers	0.16%	1.27%	1.43%
Steel	0.60%	0.80%	1.40%
Diversified Metals & Mining	0.09%	1.29%	1.38%
Life & Health Insurance	0.57%	0.81%	1.38%
Internet Software & Services	0.65%	0.69%	1.34%
Biotechnology	1.30%	0.00%	1.30%
Packaged Foods & Meats	0.47%	0.81%	1.28%
Aerospace & Defense	0.67%	0.52%	1.19%

Oil & Gas Equipment & Services	1.19%	0.00%	1.19%
Industrial Conglomerates	0.03%	1.13%	1.16%
Household Products	0.49%	0.55%	1.04%
Industrial Gases	0.47%	0.55%	1.02%
Healthcare Services	0.76%	0.22%	0.98%
Specialized Finance	0.70%	0.28%	0.98%
Investment Banking & Brokerage	0.59%	0.35%	0.94%
Oil & Gas Exploration & Production	0.84%	0.08%	0.92%
Healthcare Equipment	0.90%	0.00%	0.90%
Life Sciences Tools & Services	0.83%	0.00%	0.83%
Soft Drinks	0.76%	0.00%	0.76%
Data Processing & Outsourced Services	0.73%	0.00%	0.73%
Electric Utilities	0.64%	0.06%	0.70%
Electrical Components & Equipment	0.29%	0.39%	0.68%
IT Consulting & Other Services	0.39%	0.27%	0.66%
Industrial Machinery	0.28%	0.35%	0.63%
Integrated Telecommunication Services	0.40%	0.23%	0.63%
Application Software	0.26%	0.35%	0.61%
Computer Hardware	0.61%	0.00%	0.61%
Multi-Utilities	0.19%	0.42%	0.61%
Multi-Line Insurance	0.23%	0.30%	0.53%
Exchange Traded Fund	0.52%	0.00%	0.52%
Home Improvement Retail	0.51%	0.00%	0.51%
Cable & Satellite	0.50%	0.00%	0.50%
Construction & Engineering	0.07%	0.43%	0.50%
Movies & Entertainment	0.49%	0.00%	0.49%
Construction & Farm Machinery & Heavy Trucks	0.25%	0.23%	0.48%
Security & Alarm Services	0.32%	0.15%	0.47%
Advertising	0.45%	0.00%	0.45%
Food Retail	0.00%	0.45%	0.45%
General Merchandise Stores	0.42%	0.00%	0.42%
Apparel, Accessories & Luxury Goods	0.19%	0.19%	0.38%
Electronic Components	0.06%	0.30%	0.36%
Healthcare Supplies	0.00%	0.36%	0.36%
Office REITs	0.36%	0.00%	0.36%
Hypermarkets & Super Centers	0.04%	0.31%	0.35%
Specialized REITs	0.35%	0.00%	0.35%
Real Estate Services	0.33%	0.00%	0.33%
Coal & Consumable Fuels	0.12%	0.19%	0.31%
Regional Banks	0.15%	0.16%	0.31%
Trading Companies & Distributors	0.10%	0.19%	0.29%
Property & Casualty Insurance	0.27%	0.00%	0.27%
Retail REITs	0.26%	0.00%	0.26%
Hotels, Resorts & Cruise Lines	0.23%	0.02%	0.25%
Diversified Capital Markets	0.00%	0.24%	0.24%
Diversified Real Estate Activities	0.00%	0.21%	0.21%
Diversified Support Services	0.07%	0.14%	0.21%
Oil & Gas Storage & Transportation	0.20%	0.00%	0.20%
Apparel Retail	0.11%	0.08%	0.19%
Homefurnishing Retail	0.19%	0.00%	0.19%
Residential REITs	0.19%	0.00%	0.19%
Railroads	0.18%	0.00%	0.18%
Thrifts & Mortgage Finance	0.18%	0.00%	0.18%
Agricultural Products	0.08%	0.08%	0.16%
Home Entertainment Software	0.16%	0.00%	0.16%
Research & Consulting Services	0.16%	0.00%	0.16%
Broadcasting	0.10%	0.05%	0.15%
Casinos & Gaming	0.14%	0.01%	0.15%

Computer Storage & Peripherals	0.15%	0.00%	0.15%
Building Products	0.00%	0.14%	0.14%
Gold	0.00%	0.14%	0.14%
Construction Materials	0.00%	0.13%	0.13%
Human Resource & Employment Services	0.00%	0.13%	0.13%
Marine	0.00%	0.13%	0.13%
Air Freight & Logistics	0.12%	0.00%	0.12%
Healthcare Technology	0.11%	0.00%	0.11%
Restaurants	0.10%	0.00%	0.10%
Semiconductor Equipment	0.10%	0.00%	0.10%
Distillers & Vintners	0.00%	0.09%	0.09%
Diversified REITs	0.09%	0.00%	0.09%
Oil & Gas Drilling	0.00%	0.09%	0.09%
Consumer Finance	0.08%	0.00%	0.08%
Reinsurance	0.08%	0.00%	0.08%
Personal Products	0.05%	0.02%	0.07%
Tobacco	0.07%	0.00%	0.07%
Homebuilding	0.06%	0.00%	0.06%
Independent Power Producers & Energy Traders	0.05%	0.01%	0.06%
Industrial REITs	0.06%	0.00%	0.06%
Brewers	0.03%	0.02%	0.05%
Department Stores	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.00%	0.05%	0.05%
Environmental & Facilities Services	0.05%	0.00%	0.05%
Food Distributors	0.03%	0.02%	0.05%
Healthcare Distributors	0.04%	0.01%	0.05%
Diversified Chemicals	0.04%	0.00%	0.04%
Drug Retail	0.04%	0.00%	0.04%
Oil & Gas Refining & Marketing	0.00%	0.04%	0.04%
Beverages	0.00%	0.03%	0.03%
Distributors	0.03%	0.00%	0.03%
Electronic Equipment & Instruments	0.00%	0.03%	0.03%
Real Estate Development	0.00%	0.03%	0.03%
Specialty Chemicals	0.03%	0.00%	0.03%
Education Services	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Real Estate Operating Companies	0.01%	0.01%	0.02%
Utilities	0.02%	0.00%	0.02%
Consumer Electronics	0.00%	0.01%	0.01%
Heavy Electrical Equipment	0.00%	0.01%	0.01%
Internet Retail	0.00%	0.01%	0.01%

			60.12%

Sector	Percentage (based on Fair Value)
Corporate Notes	10.36%
Agency Mortgage Backed	8.77%
U.S. Treasuries	4.07%
Non-Agency Collateralized Mortgage Obligations	3.06%
Agency Collateralized Mortgage Obligations	0.83%
Sovereign Bonds	0.81%
Asset Backed	0.73%
Municipal Bonds and Notes	0.14%

28.77%

Short Term and Other Investments	Percentage (based on Fair Value)
Short-Term	10.94%
Other Investments	0.17%

11.11%

100.00%

Notes to Schedules of Investments December 31, 2010 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented as of a particular date to illustrate examples of securities that the funds have bought and the diversity of areas in which the funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities amounted to $6,881,056; $9,014,685; $32,399,617 and $3,590,542 or 11.03%, 8.98%, 4.66% and 3.02% of the net assets of the GE Short-Term Government Fund, GE Fixed Income Fund, GE Money Market Fund and GE Total Return Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At December 31, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at December 31, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and GE Money Market Fund.

(l)	Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGM, FSA, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of December 31, 2010 (as a percentage of net assets) as follows:

FSA            9.47%

FGIC          5.43%

(o)	Securities at default.

(p)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid securities. At December 31, 2010, these securities amounted to $818,968; and $928,782; or 0.69%, and 0.93% of net assets for the GE Total Return Fund and GE Fixed Income Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

The maturity date disclosed for fixed income securities represents the earlier of the first call date; the next interest reset date or the ultimate maturity date.

*	Less than 0.05%.
**	Amount is less than $ 0.50
†	Percentages are based on net assets as of December 31, 2010.

Abbreviations:

ADR	American Depository Receipt

AGC	Assured Guaranty Corporation

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depository Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

NVDR	Non-Voting Depository Receipt

TBA	To be announced

Income Taxes Disclosure

As December 31, 2010, information on the tax cost of investments is as follows:

	Cost of Investment for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Appreciation / (Depreciation) on Investments
GE FUNDS - GE U.S. EQUITY FUND	296,762,208	53,753,887	(11,650,730)	42,103,157
GE FUNDS - GE TAX-EXEMPT FUND	38,135,351	1,248,943	(497,969)	750,975
GE FUNDS - GE SHORT-TERM GOVERNMENT FUND	64,883,135	936,716	(724,526)	212,190
GE FUNDS - GE FIXED INCOME FUND	105,750,128	3,641,094	(3,148,037)	493,057
GE FUNDS - GE GLOBAL EQUITY FUND	40,960,380	8,415,477	(822,794)	7,592,684
GE FUNDS - GE INTERNATIONAL EQUITY FUND	29,137,695	4,918,452	(2,205,283)	2,713,169
GE FUNDS - GE TOTAL RETURN FUND	111,528,935	13,754,927	(4,786,300)	8,968,627
GE FUNDS - GE PREMIER GROWTH EQUITY FUND	174,786,645	34,566,988	(10,397,870)	24,169,117
GE FUNDS - GE MONEY MARKET FUND	828,543,901	—	—	—
GE FUNDS - GE GOVERNMENT SECURITIES FUND	9,869,377	18,408	(1,367,368)	(1,348,960)
GE FUNDS - GE CORE VALUE EQUITY FUND	35,260,404	6,036,635	(1,509,233)	4,527,403
GE FUNDS - GE SMALL CAP EQUITY FUND	37,732,303	8,393,810	(1,733,172)	6,660,638

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following table presents each Fund’s investments measured at fair value on a recurring basis at December 31, 2010:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities
	Common Stock	$320,991,542	$—	$—	$320,991,542
	Exchanged Traded Funds	5,436,370	—	—	5,436,370
	Other Investments	—	68,885	—	68,885
	Short-Term Investments	11,878,394	485,000	—	12,363,394

	Total Investments in Securities	$338,306,306	$553,885	$—	$338,860,191

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$32,835	$—	$—	$32,835

Core Value Equity Fund	Investments in Securities
	Common Stock	$37,963,292	$—	$—	$37,963,292
	Exchanged Traded Funds	623,383	—	—	623,383
	Other Investments	—	10,942	—	10,942
	Short-Term Investments	1,190,189	—	—	1,190,189

	Total Investments in Securities	$39,776,864	$10,942	$—	$39,787,806

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$6,416	$—	$—	$6,416

Premier Growth Equity Fund	Investments in Securities
	Common Stock	$195,735,747	$—	$—	$195,735,747
	Other Investments	—	11,659	—	11,659
	Short-Term Investments	3,208,357	—	—	3,208,357

	Total Investments in Securities	$198,944,104	$11,659	$—	$198,955,763

	Other Financial Instruments
	Futures Contracts—Unrealized Depreciation	$(2,333)	$—	$—	$(2,333)

Small-Cap Equity Fund	Investments in Securities
	Common Stock	$37,033,722	$—	$—	$37,033,722
	Other Investments	—	7,891	—	7,891
	Short-Term Investments	7,347,668	—	—	7,347,668

	Total Investments in Securities	$44,381,390	$7,891	$—	$44,389,281

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$1,245	$—	$—	$1,245

Global Equity Fund	Investments in Securities
	Common Stock	$46,709,690	$—	$—	$46,709,690
	Preferred Stock	832,886	—	—	832,886
	Exchanged Traded Funds	384,941	—	—	384,941
	Other Investments	—	24,741	—	24,741
	Short-Term Investments	599,919	—	—	599,919

	Total Investments in Securities	$48,527,436	$24,741	$—	$48,552,177

International Equity Fund	Investments in Securities
	Common Stock	$26,822,557	$—	$—	$26,822,557
	Preferred Stock	721,679	—	—	721,679
	Other Investments	—	14,986	—	14,986
	Short-Term Investments	4,280,267	—	—	4,280,267

	Total Investments in Securities	$31,824,503	$14,986	$—	$31,839,489

	Other Financial Instruments
	Futures Contracts—Unrealized Depreciation	$(66,116)	—	—	(66,116)

Total Return Fund	Investments in Securities
	Domestic Equity	$42,627,710	$—	$—	$42,627,710
	Foreign Equity	31,065,483	—	—	31,065,483
	U.S. Treasuries	—	5,106,783	—	5,106,783
	Agency Mortgage Backed	—	10,996,419	—	10,996,419
	Agency CMOs	—	987,896	53,898	1,041,794
	Asset Backed	—	919,479	—	919,479
	Corporate Notes	—	12,984,976	—	12,984,976
	Non-Agency CMOs	—	3,841,576	80	3,841,656
	Sovereign Bonds	—	1,013,574	—	1,013,574
	Municipal Notes and Bonds	—	180,860	—	180,860
	Exchange Traded Funds	646,908	—	—	646,908
	Preferred Stock	987,627	—	—	987,627
	Rights	—	1,442	—	1,442
	Other Investments	—	218,854	—	218,854
	Short-Term Investments	13,717,600	—	—	13,717,600

	Total Investments in Securities	$89,045,328	$36,251,859	$53,978	$125,351,165

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$148,520	$—	$—	$148,520
	Futures Contracts—Unrealized Depreciation	(47,728)	—	—	(47,728)

	Total Other Financial Instruments	$100,792	$—	$—	$100,792

Government Securities Fund	Investments in Securities
	U.S. Treasuries	$—	$87,491,665	$—	$87,491,665
	Agency Mortgage Backed	—	485,700	—	485,700
	Asset Backed	—	182,600	—	182,600
	Non-Agency CMOs	—	139,907	—	139,907
	Other Investments	—	333,453	—	333,453
	Short-Term Investments	7,378,756	—	—	7,378,756

	Total Investments in Securities	$7,378,756	$88,633,325	$—	$96,012,081

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$144,754	$—	$—	$144,754
	Futures Contracts—Unrealized Depreciation	(105,393)	—	—	(105,393)

	Total Other Financial Instruments	$39,361	$—	$—	$39,361

Short-Term Government Fund	Investments in Securities
	U.S. Treasuries	$—	$31,030,772	$—	$31,030,772
	Agency Mortgage Backed	—	10,430,445	—	10,430,445
	Agency CMOs	—	2,193,489	32,114	2,225,603
	Asset Backed	—	5,501,119	1,020,400	6,521,519
	Non-Agency CMOs	—	4,511,160	—	4,511,160
	Other Investments	—	77,466	—	77,466
	Short-Term Investments	4,498,824	5,799,536	—	10,298,360

	Total Investments in Securities	$4,498,824	$59,543,987	$1,052,514	$65,095,325

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$146,096	$—	$—	$146,096

Tax-Exempt Fund	Investments in Securities
	Municipal Bonds and Notes	$—	$37,338,398	$—	$37,338,398
	Other Investments	—	3,001	—	3,001
	Short-Term Investments	1,544,927	—	—	1,544,927

	Total Investments in Securities	$1,544,927	$37,341,399	$—	$38,886,326

Fixed Income Fund	Investments in Securities
	U.S. Treasuries	$—	$16,061,646	$—	$16,061,646
	Agency Mortgage Backed	—	29,343,043	—	29,343,043
	Agency CMOs	—	2,845,177	201,506	3,046,683
	Asset Backed	—	2,205,358	16,434	2,221,792
	Corporate Notes	—	34,136,061	—	34,136,061
	Non-Agency CMOs	—	11,364,529	115	11,364,644
	Sovereign Bonds	—	2,323,486	—	2,323,486
	Municipal Notes and Bonds	—	606,441	—	606,441
	Other Investments	—	370,670	—	370,670
	Short-Term Investments	6,768,719	—	—	6,768,719

	Total Investments in Securities	$6,768,719	$99,256,411	$218,055	$106,243,185

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$233,318	$—	$—	$233,318
	Futures Contracts—Unrealized Depreciation	(42,794)	—	—	(42,794)

	Total Other Financial Instruments	$190,524	$—	$—	$190,524

Money Market Fund	Short-Term Investments
	U.S. Treasury	$—	$106,370,213	$—	$106,370,213
	U.S. Government Agency and Related	—	83,785,862	—	83,785,862
	Foreign Agency	—	12,541,909	—	12,541,909
	Commercial Paper	—	168,433,395	—	168,433,395
	Repurchase Agreements	—	100,750,000	—	100,750,000
	Certificates of Deposit	—	320,500,880	—	320,500,880
	Corporate Notes	—	13,809,423	—	13,809,423
	Supranational	—	10,950,000	—	10,950,000
	Time Deposit	—	11,402,219	—	11,402,219

	Total Short-Term Investments	$—	$828,543,901	$—	$828,543,901

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended December 31, 2010, within Total Return Fund

	Agency CMOs	Non-Agency CMOs	Total
Balance at 09/30/10	$51,044	$8,437	$59,481
Accrued discounts/premiums	(809)	—	(809)
Realized gain (loss)	(5,645)	(24,256)	(29,901)
Change in unrealized gain (loss)	9,308	24,002	33,310
Net purchases (sales)	—	(54)	(54)
Net transfers in and out of Level 3	—	(8,049)	(8,049)

Balance at 12/31/10	$53,898	$80	$53,978

Change in unrealized gain (loss) relating securities still held at 12/31/10	$9,308	$24,002	$33,310

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended December 31, 2010: within Short-Term Government Fund

	Agency CMOs	Asset Backed	Total
Balance at 09/30/10	$181,956	$113,943	$295,899
Accrued discounts/premiums	(1,380)	—	(1,380)
Realized gain (loss)	(286)	—	(286)
Change in unrealized gain (loss)	4,157	(7,257)	(3,100)
Net purchases (sales)	—	—	—
Net transfers in and out of Level 3	(152,333)	913,714	761,381

Balance at 12/31/10	$32,114	$1,020,400	$1,052,514

Change in unrealized gain (loss) relating to securities still held at 12/31/10	$4,157	$(7,256)	$(3,099)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended December 31, 2010: within Fixed Income Fund

	Agency CMOs	Asset Backed	Non-Agency CMOs	Total
Balance at 09/30/10	$190,080	$16,801	$40,311	$247,192
Accrued discounts/premiums	237	—	—	237
Realized gain (loss)	(21,778)	22	(27,288)	(49,044)
Change in unrealized gain (loss)	32,967	567	26,985	60,519
Net purchases (sales)	—	(956)	(69)	(1,025)
Net transfers in and out of Level 3	—	—	(39,824)	(39,824)

Balance at 12/31/10	$201,506	$16,434	$115	$218,055

Change in unrealized gain (loss) relating to securities still held at 12/31/10	$32,967	$567	$26,985	$60,519

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives December 31, 2010			Liability Derivatives December 31, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
U.S. Equity Fund
Equity Contracts	Receivables, Net Assets—	32,835	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Core Value Equity Fund
Equity Contracts	Receivables, Net Assets—	6,416	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Premier Growth Equity Fund
Equity Contracts	Receivables, Net Assets—	—		Liabilities, Net Assets—	(2,333	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Small-Cap Equity Fund
Equity Contracts	Receivables, Net Assets—	1,245	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
International Equity Fund
Equity Contracts	Receivables, Net Assets—	—		Liabilities, Net Assets—	(66,116	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Total Return Fund
Equity Contracts	Receivables, Net Assets—	37,909	*	Liabilities, Net Assets—	(22,498	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

Interest Rate Contracts	Receivables, Net Assets—	110,611	*	Liabilities, Net Assets—	(25,230	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Government Securities Fund
Interest Rate Contracts	Receivables, Net Assets—	144,754	*	Liabilities, Net Assets—	(105,393	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Short-Term Government Fund
Interest Rate Contracts	Receivables, Net Assets—	146,096	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Fixed Income Fund
Interest Rate Contracts	Receivables, Net Assets—	233,318	*	Liabilities, Net Assets—	(42,794	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Funds

Date: February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Funds

Date: February 18, 2011

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, GE Funds

Date: February 18, 2011